UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01519

STATE FARM ASSOCIATES’ FUNDS TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza	61710-0001
Bloomington, IL
(Address of principal executive offices)	(Zip code)

Michael L. Tipsord One State Farm Plaza Bloomington, Illinois 61710-0001	Alan Goldberg K&L Gates LLP Three First National Plaza 70 West Madison St., Suite 3100 Chicago, Illinois 60602
(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-0740

Date of fiscal year end: 11/30/2010

Date of reporting period: 05/31/2010

ITEM 1.	REPORTS TO STOCKHOLDERS.

May 31, 2010

State Farm Associates' Funds Trust

SEMI-ANNUAL REPORT

To learn about electronic delivery of mutual funds documents and how to enroll, go to **statefarm.com**®, click on *Mutual Funds*, and then click on *Go Green with E-delivery.*

State Farm Growth Fund

State Farm Balanced Fund

State Farm Interim Fund

State Farm Municipal Bond Fund

A prospectus for the State Farm Associates’ Funds Trust is available through State Farm VP Management Corp., One State Farm Plaza, Bloomington, Illinois 61710, 1-800-447-0740. Please read the prospectus and consider the investment objectives, risks, charges and expenses, and other information it contains about the Funds carefully before investing.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, are available without charge upon request at 1-800-447-0740 and at “http://www.sec.gov.”

The Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at “http://www.sec.gov.” The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds make the information on Form N-Q available to shareholders upon request without charge at 1-800-447-0740.

Any website referenced in this report is an inactive textual reference only, and information contained in or otherwise accessible through that website does not form a part of, and is not incorporated by reference into, this report.

SEMI  - ANNUAL REPORT

Message to Shareholders of State Farm Associates’ Funds Trust

Dear Shareholders,

Thank you for investing with State Farm Mutual Funds®. Enclosed is the Semi-Annual Report for the 6-month period ended May 31, 2010 for the State Farm Associates’ Funds Trust. Included are financial statements and a complete list of the portfolio holdings to help you further understand the Fund(s) you own. We encourage you to review and consider this entire report.

Market Review

The market environment for the 6-month period of December 1, 2009 through May 31, 2010 was quite volatile.

With indicators pointing to improved economic conditions, U.S. equity markets advanced for most of the reporting period, with large cap stocks (as measured by the S&P 500® Index1) rising 9.11% during the 5-month period ended April 30, 2010. During this time period, the market environment was influenced by many factors including: generally subdued inflation, improving corporate earnings, and continuing investor appetite for securities with lower credit quality. In addition, the Federal Reserve maintained a relatively “loose” monetary policy, by leaving the Fed Funds Rate unchanged in a target range of 0% to 0.25%, where it remained as of the end of May 2010.

During May 2010, U.S. equity markets declined abruptly as investors reacted negatively to several factors including: intensifying sovereign debt issues in several European countries (e.g.: Greece, Portugal, and Spain) and the potential impacts on the global economic recovery, the negative economic fallout from a massive oil spill in the Gulf of Mexico, and continuing concerns about high levels of unemployment. For the month of May 2010, the S&P 500 Index declined -7.99%. However, over the entire 6-month period ended May 31, 2010, the S&P 500 Index eked out a small positive total return of 0.39%.

Concerns over the growing European debt crisis lifted the demand for the relatively safe haven of U.S. Treasuries, especially later in the reporting period. Beginning in April 2010, U.S. Treasury prices increased and yields declined sharply, while Standard & Poor’s downgraded its credit rating on Greece debt to “junk” status and also reduced its rating on the debt of Portugal and Spain. Over the entire 6-month reporting period, the yield on 10-year U.S. Treasuries rose from 3.28% on December 1, 2009 to a high of 4.01% on April 5, 2010, before falling 70 basis points to end at 3.31% on May 31, 2010. Short-term yields remained low, with 3-month U.S. Treasury yields rising 10 basis points from 0.06% on December 1, 2009 to 0.16% on May 31, 20102. In the municipal bond market, municipal bond yields generally declined across the maturity spectrum and bonds posted positive total returns during the 6-month reporting period ended May 31, 2010. Among major fixed income indices, the Barclays Capital 1-5 Year Treasury Index3 and the Barclays Capital Municipal Bond Index4 posted total returns of 0.84% and 3.60%, respectively, over the 6-month period ended May 31, 2010.

Look for a detailed discussion of factors that impacted the performance of the Funds during the time frame of December 1, 2009 through November 30, 2010 in the State Farm Associates’ Funds Trust Annual Report.

[1]

Source: Standard & Poor’s. The S&P 500® Index is a capitalization-weighted measure of common stocks of 500 large U.S. companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

[2]

Source: The U.S. Department of Treasury. A 10-year U.S. Treasury Bond is a debt obligation issued by the U.S. Treasury that has a term of more than one year, but not more than 10 years. A 3-month U.S. Treasury Bill is a debt obligation issued by the U.S. Treasury that has a term of 92 days or less. U.S. Treasury securities are backed by the full faith and credit of the U.S. government and are guaranteed only as to the prompt payment of principal and interest, and are subject to market risks if sold prior to maturity. Bonds have historically been less volatile than stocks, but are sensitive to changes in interest rates. Past performance does not guarantee future results.

[3]

Source: Barclays Capital Inc. The Barclays Capital 1-5 Year U.S. Treasury Index measures the performance of short-term U.S. Treasury Securities maturing within one to five years. It is not possible to invest directly in an index. Past performance does not guarantee future results.

[4]

Source: Barclays Capital Inc. The Barclays Capital Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market and is made up of investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an index. Past performance does not guarantee future results.

Message to Shareholders of State Farm Associates’ Funds Trust (continued)

Electronic Delivery

As a State Farm Mutual Funds shareholder, we wish to remind you that you can elect to have future Annual Reports, Semi-Annual Reports, and Prospectuses delivered electronically to your statefarm.com® Secure Mailbox rather than receiving large, bulky paper reports through the mail. This is a great way to help reduce internal fund costs related to printing and mailing these materials as well as a way to be environmentally friendly. Please consider signing up for electronic delivery today by going on statefarm.com or contacting the State Farm Securities Response Center at 1-800-447-0740 for assistance.

Compensation Deduction or Automatic Investment Plan (AIP)5

State Farm Mutual Funds allow you to make regular investments in a Fund with compensation deduction (agent/employee only) or an Automatic Investment Plan through an electronic transfer of funds from your bank/credit union account. If you wish to begin compensation deduction or an Automatic Investment Plan, the minimum amount required for both initial and subsequent investments is $50. Please consider signing up today for compensation deduction by going on the State Farm intranet or signing up for AIP by contacting the State Farm Securities Response Center at 1-800-447-0740 for assistance.

State Farm Investment Management Corp. remains committed to a disciplined, long-term approach to managing investment risk and providing competitive investment products that can help you, our valued shareholder, with your investment goals.6

We believe that remaining focused on your long-term goals and maintaining an appropriate asset allocation mix are important elements in pursuing investment success.7

On behalf of the entire State Farm Mutual Funds team, thank you for your continued business and allowing us to help serve your investment needs.

Sincerely,

Colleen Van Dyke

Vice President

State Farm Investment Management Corp.

[5]

Compensation deduction or an automatic investment plan does not assure a profit and does not protect against loss in declining markets. Compensation deduction or an automatic investment plan involves continuous investment in securities regardless of fluctuating prices. You should consider your financial ability to continue purchases through periods of high or low price levels.

[6]	It is important to note that there is market risk involved when investing in mutual funds, including possible loss of principal.

[7]	Asset allocation cannot guarantee a profit or protect against a loss in a declining market.

Portfolio Summary

State Farm Growth Fund

Fund Composition*

(unaudited)

*	Illustrated by industry and based on total net assets as of May 31, 2010. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.
**	Represents 10 other industries, each of which represents less than 5% of total net assets.

State Farm Balanced Fund

Fund Composition*

(unaudited)

*	Illustrated by type of security and based on total net assets as of May 31, 2010. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

Portfolio Summary (continued)

State Farm Interim Fund

Fund Composition*

(unaudited)

*	Illustrated by type of security and based on total net assets as of May 31, 2010. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Municipal Bond Fund

Fund Composition*

(unaudited)

*	Illustrated by Credit Quality. Reflects issuer specific ratings by Moody’s Investor Services Inc., (“Moody’s”). Percentages are based on total investments as of May 31, 2010. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.
**	Includes all Advanced Refund Bonds.
***	Fifty-five securities did not have an issuer specific rating by Moody’s. Fifty-one, representing 11.77% of the Fund’s total investments, had an issuer specific rating by Standard & Poor’s (“S&P”) of A or higher. Four, representing 0.85% of the Fund’s total investments, did not have an issuer specific rating by Moody’s or S&P.

Expense Example (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. The Example in the following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as stated in the table below.

Actual Expenses

The first line under each Fund name in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value for a Fund by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for the applicable Fund to estimate the expenses you paid on your account for that Fund during this period. If your account has multiple Fund positions, add up the results calculated for each Fund position within your account to estimate the expenses you paid on your total account value. A potential account fee of $10 per calendar quarter is not included in the expenses shown in the table. This fee will be charged to an account (other than a SEP IRA, SIMPLE IRA, Archer Medical Savings Account, Tax Sheltered Account under §403(b)(7) of the Internal Revenue Code or an account held under other employer-sponsored qualified retirement plans) if the balance in the account falls below $5,000 at the close of business on the second business day of the last month of the calendar quarter, unless the account has been open for less than a year as of the second business day of the last month of the calendar quarter1. You should consider any account fee you incurred when estimating the total ongoing expenses paid over the period and the impact of this fee on your ending account value. This additional fee has the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line under each Fund name in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A potential account fee of $10 per calendar quarter is not included in the expenses shown in the table. This fee will be charged to an account (other than a SEP IRA, SIMPLE IRA, Archer Medical Savings Account, Tax Sheltered Account under §403(b)(7) of the Internal Revenue Code or an account held under other employer-sponsored qualified retirement plans) if the balance in the account falls below $5,000 at the close of business on the second business day of the last month of the calendar quarter, unless the account has been open for less than a year as of the second business day of the last month of the calendar quarter1. You should consider any account fee that you incurred when estimating the total ongoing expenses paid over the period and the impact of this fee on your ending account value. This additional fee has the effect of increasing the costs of investing.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line under each Fund name in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, including those that have transactional costs, such as sales charges (loads), redemptions fees, or exchange fees.

	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Annualized Expense Ratio Based on the Period December 1, 2009 to May 31, 2010	Expenses Paid During Period December 1, 2009 to May 31, 2010*
State Farm Growth Fund
Actual	$1,000.00	$965.93	0.12%	$0.59
Hypothetical (5% return before expenses)	$1,000.00	$1,024.33	0.12%	$0.61
State Farm Balanced Fund
Actual	$1,000.00	$988.59	0.13%	$0.64
Hypothetical (5% return before expenses)	$1,000.00	$1,024.28	0.13%	$0.66
State Farm Interim Fund
Actual	$1,000.00	$1,004.98	0.16%	$0.80
Hypothetical (5% return before expenses)	$1,000.00	$1,024.13	0.16%	$0.81
State Farm Municipal Bond Fund
Actual	$1,000.00	$1,021.54	0.15%	$0.76
Hypothetical (5% return before expenses)	$1,000.00	$1,024.18	0.15%	$0.76

*	Expenses are equal to the applicable Fund's annualized expense ratio (provided in the table) multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
[1]	Account fee charges begin on June 2, 2010.

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS

May 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (98.12%)
Agriculture, Foods, & Beverage (11.77%)
Archer-Daniels-Midland Co.	3,477,500	$87,876,425
Coca-Cola Co., The	1,027,300	52,803,220
Kellogg Co.	930,000	49,689,900
McCormick & Co. Inc.	428,600	16,531,102
Nestle SA ADR	1,175,800	53,332,289
PepsiCo Inc.	641,400	40,337,646
Sysco Corp.	1,109,800	33,083,138

		333,653,720

Banks (4.42%)
M&T Bank Corp.	213,400	16,909,816
Northern Trust Corp.	460,500	23,398,005
Suntrust Banks Inc.	334,600	9,017,470
Wells Fargo & Co.	2,643,100	75,830,539

		125,155,830

Building Materials & Construction (1.85%)
Vulcan Materials Co.	1,039,200	52,458,816

Chemicals (8.94%)
Air Products & Chemicals Inc.	830,000	57,319,800
Dow Chemical Co., The	243,000	6,539,130
E.I. du Pont de Nemours & Co.	496,104	17,944,082
International Flavors & Fragrances Inc.	561,000	24,964,500
Sigma-Aldrich Corp.	2,750,000	146,520,000

		253,287,512

Computer Software & Services (3.82%)
Automatic Data Processing Inc.	149,000	6,091,120
Microsoft Corp.	3,235,500	83,475,900
SAP AG (a)	444,800	18,839,624

		108,406,644

Computers (7.46%)
Hewlett-Packard Co.	3,019,400	138,922,594
International Business Machines Corp.	580,000	72,650,800

		211,573,394

Consumer & Marketing (5.96%)
AptarGroup Inc.	677,405	27,001,363
Colgate-Palmolive Co.	436,300	34,070,667
Procter & Gamble Co., The	1,765,155	107,833,319

		168,905,349

Electronic/Electrical Manufacturing (7.33%)
Agilent Technologies Inc. (a)	548,071	17,735,578
Applied Materials Inc.	987,500	12,748,625
Emerson Electric Co.	729,400	33,873,336
General Electric Co.	3,848,900	62,929,515
Intel Corp.	2,420,800	51,853,536
Linear Technology Corp.	1,023,400	28,614,264

		207,754,854

	Shares	Value
Common Stocks (Cont.)
Financial Services (0.61%)
Berkshire Hathaway Inc. Class A (a)	162	$17,157,420
Berkshire Hathaway Inc. Class B (a)	143	10,089

		17,167,509

Health Care (10.62%)
Abbott Laboratories	847,500	40,307,100
Eli Lilly & Co.	997,000	32,691,630
Johnson & Johnson	2,481,600	144,677,280
Merck & Co. Inc.	675,700	22,764,333
Pfizer Inc.	3,047,300	46,410,379
Teva Pharmaceutical Industries Ltd. Sponsored ADR	260,500	14,280,610

		301,131,332

Machinery & Manufacturing (6.09%)
3M Co.	564,000	44,730,841
Caterpillar Inc.	877,700	53,329,052
HNI Corp.	1,439,200	44,125,872
Illinois Tool Works Inc.	652,500	30,295,575

		172,481,340

Media & Broadcasting (3.22%)
Walt Disney Co., The	2,728,640	91,191,149

Mining & Metals (3.98%)
BHP Billiton PLC	941,859	26,048,279
Nucor Corp.	531,200	22,868,160
Rio Tinto PLC	476,280	21,958,114
Rio Tinto PLC ADR	907,200	41,821,920

		112,696,473

Oil & Gas (14.33%)
BG Group PLC	3,199,100	49,070,601
Bill Barrett Corp. (a)	1,032,400	33,614,944
BP PLC Sponsored ADR	626,392	26,903,536
Chevron Corp.	1,060,000	78,302,200
Devon Energy Corp.	212,204	13,549,225
Exxon Mobil Corp.	2,615,200	158,114,992
Royal Dutch Shell PLC ADR Class A	516,300	27,054,120
Spectra Energy Corp.	399,950	8,003,000
Tidewater Inc.	154,191	6,446,726
Woodside Petroleum Ltd.	141,170	5,192,261

		406,251,605

Retailers (2.39%)
Wal-Mart Stores Inc.	1,339,100	67,704,896

Telecom & Telecom Equipment (4.57%)
AT&T Inc.	2,140,534	52,014,976
Cisco Systems Inc. (a)	1,640,100	37,984,716
Corning Inc.	1,284,600	22,390,578

6	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecom & Telecom Equipment (Cont.)
Verizon Communications Inc.	624,900	$17,197,248

		129,587,518

Transportation (0.19%)
GATX Corp.	190,700	5,513,137

Utilities & Energy (0.57%)
Duke Energy Corp.	1,010,500	16,127,580

Total Common Stocks
(cost $1,379,015,914)		2,781,048,658

Short-term Investments (1.47%)
JPMorgan U.S. Government Money Market Fund	41,650,195	41,650,195

Total Short-term Investments
(cost $41,650,195)		41,650,195

TOTAL INVESTMENTS (99.59%)
(cost $1,420,666,109)		2,822,698,853
OTHER ASSETS, NET OF LIABILITIES (0.41%)		11,737,608

NET ASSETS (100.00%)		$2,834,436,461

(a)	Non-income producing security.

ADR - American Depository Receipt

See accompanying notes to financial statements.	7

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS

May 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (54.56%)
Agriculture, Foods, & Beverage (6.30%)
Archer-Daniels-Midland Co.	940,561	$23,767,976
Campbell Soup Co.	26,000	931,060
Coca-Cola Co., The	205,000	10,537,000
Kellogg Co.	310,000	16,563,300
Nestle SA ADR	252,500	11,452,971
PepsiCo Inc.	110,100	6,924,189
Sysco Corp.	165,300	4,927,593

		75,104,089

Banks (2.62%)
M&T Bank Corp.	37,700	2,987,348
Northern Trust Corp.	104,700	5,319,807
Suntrust Banks Inc.	54,300	1,463,385
Wells Fargo & Co.	747,600	21,448,644

		31,219,184

Building Materials & Construction (0.78%)
Lafarge SA	21,338	1,226,937
Vulcan Materials Co.	160,200	8,086,896

		9,313,833

Chemicals (4.61%)
Air Products & Chemicals Inc.	230,000	15,883,800
Dow Chemical Co., The	69,000	1,856,790
E.I. du Pont de Nemours & Co.	108,705	3,931,860
International Flavors & Fragrances Inc.	120,000	5,340,000
Novozymes A/S - B Shares	17,590	1,877,821
Sigma-Aldrich Corp.	491,000	26,160,480

		55,050,751

Computer Software & Services (1.64%)
Automatic Data Processing Inc.	30,000	1,226,400
Microsoft Corp.	625,400	16,135,320
SAP AG (a)	52,800	2,236,358

		19,598,078

Computers (4.51%)
Hewlett-Packard Co.	754,000	34,691,540
International Business Machines Corp.	152,100	19,052,046

		53,743,586

Consumer & Marketing (2.96%)
AptarGroup Inc.	113,100	4,508,166
Colgate-Palmolive Co.	21,200	1,655,508
Procter & Gamble Co., The	477,700	29,182,693

		35,346,367

Electronic/Electrical Manufacturing (3.47%)
Agilent Technologies Inc. (a)	143,787	4,652,947
Applied Materials Inc.	182,000	2,349,620
Emerson Electric Co.	78,800	3,659,472
General Electric Co.	796,300	13,019,505
Intel Corp.	592,500	12,691,350

	Shares	Value
Common Stocks (Cont.)
Electronic/Electrical Manufacturing (Cont.)
KLA-Tencor Corp.	45,100	$1,387,727
Linear Technology Corp.	130,100	3,637,596

		41,398,217

Financial Services (0.30%)
Berkshire Hathaway Inc. Class A (a)	34	3,600,940
Berkshire Hathaway Inc. Class B (a)	533	37,603

		3,638,543

Health Care (5.95%)
Abbott Laboratories	92,000	4,375,520
Allergan Inc.	154,800	9,317,412
Eli Lilly & Co.	212,000	6,951,480
Johnson & Johnson	417,700	24,351,910
Medtronic Inc.	21,600	846,288
Merck & Co. Inc.	144,100	4,854,729
Pfizer Inc.	960,000	14,620,800
Teva Pharmaceutical Industries Ltd. Sponsored ADR	103,900	5,695,798

		71,013,937

Machinery & Manufacturing (3.24%)
3M Co.	124,600	9,882,026
Caterpillar Inc.	262,400	15,943,424
Donaldson Company Inc.	43,100	1,859,765
HNI Corp.	160,000	4,905,600
Illinois Tool Works Inc.	130,600	6,063,758

		38,654,573

Media & Broadcasting (3.58%)
Lee Enterprises Inc. Class A (a)	42,000	142,800
Lee Enterprises Inc. Class B (a) (b)	42,000	142,800
Thomson Reuters Corp.	192,414	6,794,138
Walt Disney Co., The	1,065,995	35,625,553

		42,705,291

Mining & Metals (3.83%)
BHP Billiton PLC	169,900	4,698,795
Newmont Mining Corp.	29,200	1,571,544
Nucor Corp.	436,800	18,804,240
Rio Tinto PLC	153,825	7,091,851
Rio Tinto PLC ADR	293,000	13,507,300

		45,673,730

Oil & Gas (6.70%)
BG Group PLC	256,800	3,939,024
Bill Barrett Corp. (a)	100,000	3,256,000
BP PLC Sponsored ADR	115,786	4,973,009
Chevron Corp.	288,000	21,274,560
Devon Energy Corp.	76,170	4,863,455
Exxon Mobil Corp.	448,000	27,086,080
Royal Dutch Shell PLC ADR Class A	216,400	11,339,360
Spectra Energy Corp.	62,950	1,259,630

8	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Oil & Gas (Cont.)
Woodside Petroleum Ltd.	51,128	$1,880,498

		79,871,616

Retailers (1.17%)
Wal-Mart Stores Inc.	276,700	13,989,952

Telecom & Telecom Equipment (2.44%)
AT&T Inc.	533,359	12,960,624
Cisco Systems Inc. (a)	282,800	6,549,648
Corning Inc.	372,300	6,489,189
Nokia Corp. Sponsored ADR	144,900	1,466,388
Verizon Communications Inc.	57,800	1,590,656

		29,056,505

Transportation (0.17%)
GATX Corp.	68,200	1,971,662

Utilities & Energy (0.29%)
Duke Energy Corp.	217,000	3,463,320

Total Common Stocks
(cost $316,441,098)		650,813,234

	Principal amount	Value
Corporate Bonds (18.75%)
Aerospace/Defense (0.09%)
Lockheed Martin Corp.
4.121%, 03/14/2013	$1,000,000	$1,065,459

Agriculture, Foods, & Beverage (2.55%)
WM Wrigley Jr. Co.
4.300%, 07/15/2010	1,000,000	1,001,250
Archer-Daniels-Midland Co.
5.870%, 11/15/2010	2,950,000	3,014,056
Coca-Cola Co., The
5.750%, 03/15/2011	3,000,000	3,109,191
PepsiAmericas Inc.
5.625%, 05/31/2011	1,000,000	1,044,086
HJ Heinz Co.
6.625%, 07/15/2011	3,000,000	3,179,994
Hershey Co.
5.300%, 09/01/2011	500,000	525,454
Sara Lee Corp.
6.250%, 09/15/2011	2,000,000	2,127,626
Pepsico Inc.
5.150%, 05/15/2012	2,000,000	2,149,366
Kraft Foods Inc.
6.250%, 06/01/2012	1,000,000	1,092,280
General Mills Inc.
5.650%, 09/10/2012	2,000,000	2,174,700
Kellogg Co.
5.125%, 12/03/2012	500,000	542,001
Sysco Corp.
4.200%, 02/12/2013	1,000,000	1,066,862

	Principal amount	Value
Corporate Bonds (Cont.)
Agriculture, Foods, & Beverage (Cont.)
Kellogg Co.
4.250%, 03/06/2013	$1,000,000	$1,067,229
Hershey Co.
5.000%, 04/01/2013	500,000	544,352
General Mills Inc.
5.200%, 03/17/2015	500,000	555,780
Bottling Group LLC
5.500%, 04/01/2016	1,000,000	1,126,338
Hershey Co.
5.450%, 09/01/2016	500,000	551,343
Kraft Foods Inc.
6.500%, 08/11/2017	1,000,000	1,132,280
Coca-Cola Co.
5.350%, 11/15/2017	2,000,000	2,251,398
Sysco Corp.
5.250%, 02/12/2018	1,000,000	1,093,443
Pepsico Inc.
5.000%, 06/01/2018	1,000,000	1,074,779

		30,423,808

Automotive (0.04%)
Toyota Motor Credit Corp.
5.450%, 05/18/2011	500,000	518,590

Banks (1.15%)
Bank of America Corp.
4.500%, 08/01/2010	1,000,000	1,005,733
Wells Fargo & Co.
4.875%, 01/12/2011	1,000,000	1,024,569
Wachovia Corp.
5.350%, 03/15/2011	750,000	771,256
Bank of America Corp.
5.375%, 08/15/2011	500,000	520,457
Bank of New York Mellon Corp.
5.125%, 11/01/2011	500,000	526,808
Bank of America Corp.
5.375%, 09/11/2012	500,000	521,048
Barclays Bank PLC
5.450%, 09/12/2012	1,500,000	1,585,348
Bank of New York Mellon Corp.
4.500%, 04/01/2013	500,000	534,154
Wachovia Corp.
5.700%, 08/01/2013	750,000	815,144
Mellon Funding Corp.
5.200%, 05/15/2014	500,000	543,842
US Bank NA
4.950%, 10/30/2014	1,500,000	1,623,123
Wachovia Bank NA
5.600%, 03/15/2016	750,000	790,174
Bank of America NA
6.000%, 06/15/2016	1,000,000	1,037,255
5.300%, 03/15/2017	500,000	490,548
Wachovia Corp.
5.750%, 06/15/2017	750,000	797,679

See accompanying notes to financial statements.	9

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2010

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (Cont.)
Wachovia Bank NA
6.000%, 11/15/2017	$500,000	$541,310
Wells Fargo & Co.
5.625%, 12/11/2017	500,000	534,244

		13,662,692

Building Materials & Construction (0.05%)
Cooper Industries Inc.
5.450%, 04/01/2015	500,000	546,655

Chemicals (0.81%)
Dow Chemical Co., The
6.125%, 02/01/2011	3,000,000	3,084,510
PPG Industries Inc.
5.750%, 03/15/2013	1,000,000	1,089,211
E.I. du Pont de Nemours and Co.
4.875%, 04/30/2014	3,000,000	3,285,264
Praxair Inc.
4.625%, 03/30/2015	1,000,000	1,084,771
5.375%, 11/01/2016	1,000,000	1,125,007

		9,668,763

Commercial Service/Supply (0.05%)
Pitney Bowes Inc.
5.750%, 09/15/2017	500,000	550,238

Computers (0.32%)
Hewlett-Packard Co.
5.250%, 03/01/2012	1,500,000	1,604,456
4.500%, 03/01/2013	1,000,000	1,075,721
International Business Machines Corp.
5.700%, 09/14/2017	1,000,000	1,139,187

		3,819,364

Consumer & Marketing (1.12%)
Unilever Capital Corp.
7.125%, 11/01/2010	3,000,000	3,076,791
Clorox Co.
6.125%, 02/01/2011	3,000,000	3,100,716
Ecolab Inc.
4.875%, 02/15/2015	1,000,000	1,086,611
Procter & Gamble Co., The
3.150%, 09/01/2015	2,000,000	2,068,566
Kimberly-Clark Corp.
6.125%, 08/01/2017	1,500,000	1,734,784
Danaher Corp.
5.625%, 01/15/2018	1,000,000	1,125,961
McDonald’s Corp.
5.350%, 03/01/2018	1,000,000	1,111,966

		13,305,395

	Principal amount	Value
Corporate Bonds (Cont.)
Electronic/Electrical Manufacturing (0.14%)
Emerson Electric Co.
5.375%, 10/15/2017	$1,000,000	$1,106,440
5.250%, 10/15/2018	500,000	550,393

		1,656,833

Financial Services (0.94%)
JPMorgan Chase Bank NA
5.600%, 06/01/2011	1,000,000	1,038,516
Wells Fargo Financial
6.125%, 04/18/2012	2,000,000	2,118,992
Simon Property Group Inc.
5.300%, 05/30/2013	2,500,000	2,681,642
JPMorgan Chase Bank NA
5.875%, 06/13/2016	500,000	523,989
General Electric Capital Corp.
5.375%, 10/20/2016	500,000	535,750
5.400%, 02/15/2017	500,000	522,207
John Deere Capital Corp.
5.500%, 04/13/2017	1,000,000	1,100,071
General Electric Capital Corp.
5.625%, 09/15/2017	500,000	528,906
JPMorgan Chase Bank NA
6.000%, 10/01/2017	1,500,000	1,602,402
General Electric Capital Corp.
5.625%, 05/01/2018	500,000	519,070

		11,171,545

Health Care (2.26%)
Genentech Inc.
4.400%, 07/15/2010	1,000,000	1,004,493
Merck & Co. Inc.
5.125%, 11/15/2011	500,000	526,952
Eli Lilly & Co.
6.000%, 03/15/2012	2,000,000	2,181,524
Johnson & Johnson
5.150%, 08/15/2012	1,000,000	1,087,227
AstraZeneca PLC
5.400%, 09/15/2012	750,000	818,606
Abbott Laboratories
5.150%, 11/30/2012	500,000	545,685
Merck & Co. Inc.
4.375%, 02/15/2013	2,000,000	2,141,372
Schering-Plough Corp.
5.550%, 12/01/2013	1,000,000	1,115,792
Pfizer Inc.
4.500%, 02/15/2014	1,000,000	1,077,103
GlaxoSmithKline
4.375%, 04/15/2014	3,000,000	3,231,225
AstraZeneca PLC
5.400%, 06/01/2014	2,000,000	2,236,462

10	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2010

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Abbott Laboratories
5.875%, 05/15/2016	$2,000,000	$2,298,832
Eli Lilly & Co.
5.200%, 03/15/2017	1,000,000	1,108,204
Amgen Inc.
5.850%, 06/01/2017	1,000,000	1,136,970
Johnson & Johnson
5.550%, 08/15/2017	1,000,000	1,141,524
AstraZeneca PLC
5.900%, 09/15/2017	750,000	858,935
Abbott Laboratories
5.600%, 11/30/2017	500,000	563,923
Bristol-Myers Squibb Co.
5.450%, 05/01/2018	500,000	560,556
GlaxoSmithKline Capital Inc.
5.650%, 05/15/2018	1,000,000	1,113,448
Baxter International Inc.
5.375%, 06/01/2018	2,000,000	2,221,242

		26,970,075

Machinery & Manufacturing (0.95%)
Dover Corp.
6.500%, 02/15/2011	2,000,000	2,077,926
Eaton Corp.
4.900%, 05/15/2013	500,000	541,604
3M Co.
4.375%, 08/15/2013	1,000,000	1,083,170
Ingersoll-Rand Co. Ltd.
4.750%, 05/15/2015	1,000,000	1,061,011
Eaton Corp.
5.300%, 03/15/2017	1,500,000	1,606,880
Cooper U.S. Inc.
6.100%, 07/01/2017	1,000,000	1,114,039
United Technologies Corp.
5.375%, 12/15/2017	1,500,000	1,693,809
Dover Corp.
5.450%, 03/15/2018	1,000,000	1,092,974
Caterpillar Financial Services Corp.
5.450%, 04/15/2018	1,000,000	1,093,128

		11,364,541

Media & Broadcasting (0.36%)
Walt Disney Co., The
5.700%, 07/15/2011	2,000,000	2,097,654
4.700%, 12/01/2012	1,000,000	1,081,445
6.000%, 07/17/2017	1,000,000	1,158,316

		4,337,415

Mining & Metals (0.69%)
Alcan Inc.
6.450%, 03/15/2011	2,000,000	2,062,246
BHP Billiton Finance USA Ltd.
5.125%, 03/29/2012	500,000	533,276

	Principal amount	Value
Corporate Bonds (Cont.)
Mining & Metals (Cont.)
BHP Finance USA
5.250%, 12/15/2015	$2,000,000	$2,216,026
BHP Billiton Finance USA Ltd.
5.400%, 03/29/2017	500,000	545,535
Alcoa Inc.
5.720%, 02/23/2019	2,244,000	2,110,114
5.870%, 02/23/2022	756,000	703,769

		8,170,966

Oil & Gas (1.33%)
Shell International Finance
5.625%, 06/27/2011	2,000,000	2,099,442
ConocoPhillips Canada
5.300%, 04/15/2012	500,000	534,766
ConocoPhillips Australia Funding Co.
5.500%, 04/15/2013	2,000,000	2,200,546
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	571,962
Shell International Finance
5.200%, 03/22/2017	1,000,000	1,093,644
Marathon Oil Corp.
5.900%, 03/15/2018	1,000,000	1,076,680
ConocoPhillips
5.200%, 05/15/2018	1,000,000	1,083,028
Chevron Corp.
4.950%, 03/03/2019	3,000,000	3,254,610
BP Capital Markets PLC
4.750%, 03/10/2019	3,000,000	2,990,538
Shell International Finance
4.300%, 09/22/2019	1,000,000	1,008,887

		15,914,103

Retailers (1.44%)
Home Depot Inc.
4.625%, 08/15/2010	2,000,000	2,014,352
McDonald’s Corp.
6.000%, 04/15/2011	3,000,000	3,124,701
Costco Wholesale Corp.
5.300%, 03/15/2012	2,000,000	2,145,184
Lowe’s Companies Inc.
5.600%, 09/15/2012	1,000,000	1,094,679
Target Corp.
5.125%, 01/15/2013	500,000	543,294
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	1,106,592
Home Depot Inc.
5.400%, 03/01/2016	1,000,000	1,088,023
Target Corp.
5.875%, 07/15/2016	1,300,000	1,505,885
Lowe’s Companies Inc.
5.400%, 10/15/2016	1,000,000	1,134,015
Target Corp.
5.375%, 05/01/2017	1,500,000	1,674,802

See accompanying notes to financial statements.	11

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2010

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
6.000%, 01/15/2018	$500,000	$576,722
Wal-Mart Stores Inc.
5.800%, 02/15/2018	1,000,000	1,149,990

		17,158,239

Telecom & Telecom Equipment (1.38%)
Motorola Inc.
7.625%, 11/15/2010	3,000,000	3,094,980
Vodafone Group PLC
5.500%, 06/15/2011	1,500,000	1,562,722
Verizon New Jersey Inc.
5.875%, 01/17/2012	3,000,000	3,189,090
SBC Communications Inc.
5.875%, 02/01/2012	3,000,000	3,215,541
Telstra Corp. Ltd.
6.375%, 04/01/2012	2,000,000	2,157,746
Alltel Corp.
7.000%, 07/01/2012	2,000,000	2,212,902
Verizon Communications Inc.
4.350%, 02/15/2013	500,000	532,870
5.500%, 02/15/2018	500,000	538,162

		16,504,013

Transportation (0.18%)
United Parcel Service Inc.
4.500%, 01/15/2013	1,000,000	1,076,023
5.500%, 01/15/2018	1,000,000	1,123,377

		2,199,400

Utilities & Energy (2.90%)
Interstate Power & Light Co.
6.750%, 03/15/2011	2,000,000	2,087,576
Florida Power Corp.
6.650%, 07/15/2011	3,000,000	3,171,804
Wisconsin Public Service
6.125%, 08/01/2011	3,000,000	3,162,300
Pacificorp
6.900%, 11/15/2011	2,000,000	2,161,582
Commonwealth Edison Co.
5.400%, 12/15/2011	1,000,000	1,059,537
Tampa Electric Co.
6.875%, 06/15/2012	3,000,000	3,279,942
MidAmerican Energy Co.
5.125%, 01/15/2013	2,000,000	2,161,608
Public Service of Colorado
4.875%, 03/01/2013	1,500,000	1,621,170
Commonwealth Edison Co.
4.700%, 04/15/2015	1,000,000	1,073,318
Georgia Power Co.
5.250%, 12/15/2015	2,000,000	2,226,114
Union Electric Co.
5.400%, 02/01/2016	2,000,000	2,129,430
Consolidated Edison Co. NY
5.300%, 12/01/2016	1,000,000	1,097,911

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Georgia Power Co.
5.700%, 06/01/2017	$1,000,000	$1,131,933
MidAmerican Energy Co.
5.950%, 07/15/2017	500,000	563,040
NSTAR Electric Co.
5.625%, 11/15/2017	1,500,000	1,696,599
Northern States Power Co.
5.250%, 03/01/2018	1,000,000	1,096,221
PECO Energy Co.
5.350%, 03/01/2018	1,000,000	1,099,354
Commonwealth Edison Co.
5.800%, 03/15/2018	500,000	550,066
Ameren Union Electric
6.000%, 04/01/2018	1,000,000	1,080,643
Consolidated Edison Co. NY
5.850%, 04/01/2018	500,000	559,722
Duke Energy Carolinas
5.100%, 04/15/2018	1,000,000	1,069,875
Public Service Electric and Gas Co.
5.300%, 05/01/2018	500,000	534,836

		34,614,581

Total Corporate Bonds
(cost $207,853,409)		223,622,675

Foreign Government Bonds (0.23%)
Province of New Brunswick (Canada)
5.200%, 02/21/2017	2,500,000	2,815,208

Total Foreign Government Bonds
(cost $2,493,265)		2,815,208

Government Agency Securities (c) (0.10%)
Tennessee Valley Authority
5.500%, 07/18/2017	1,000,000	1,145,735

Total Government Agency Securities
(cost $993,889)		1,145,735

12	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2010

(Unaudited)

	Principal amount	Value
U.S. Treasury Obligations (20.14%)
U.S. Treasury Notes
5.750%, 08/15/2010	$5,000,000	$5,057,225
5.000%, 08/15/2011	5,000,000	5,271,875
4.875%, 02/15/2012	10,000,000	10,717,970
4.375%, 08/15/2012	6,000,000	6,466,404
3.875%, 02/15/2013	10,000,000	10,750,000
3.625%, 05/15/2013	10,000,000	10,702,340
4.250%, 08/15/2013	10,000,000	10,909,380
4.250%, 11/15/2013	10,000,000	10,934,380
4.000%, 02/15/2014	10,000,000	10,859,380
4.250%, 11/15/2014	20,000,000	22,010,940
4.000%, 02/15/2015	15,000,000	16,332,420
4.125%, 05/15/2015	20,000,000	21,909,380
4.500%, 02/15/2016	15,000,000	16,709,760
5.125%, 05/15/2016	20,000,000	22,975,000
4.625%, 02/15/2017	20,000,000	22,431,240
3.250%, 03/31/2017	5,000,000	5,165,625
3.750%, 11/15/2018	10,000,000	10,472,660
3.625%, 08/15/2019	10,000,000	10,272,660
3.625%, 02/15/2020	10,000,000	10,257,030

Total U.S. Treasury Obligations
(cost $221,206,306)		240,205,669

	Shares	Value
Short-term Investments (5.61%)
JPMorgan U.S. Government Money Market Fund	66,891,749	$66,891,749

Total Short-term Investments
(cost $66,891,749)		66,891,749

TOTAL INVESTMENTS (99.39%)
(cost $815,879,716)		1,185,494,270
OTHER ASSETS, NET OF LIABILITIES (0.61%)		7,295,296

NET ASSETS (100.00%)		$1,192,789,566

(a)	Non-income producing security.

(b)	Illiquid and fair valued due to sales restrictions on Class B shares. At May 31, 2010, the fair value of this security was $142,800 or 0.012% of net assets.

(c)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

ADR - American Depository Receipt

See accompanying notes to financial statements.	13

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

SCHEDULE OF INVESTMENTS

May 31, 2010

(Unaudited)

	Principal amount	Value
Corporate Bonds (a) (24.73%)
Banks (14.17%)
Regions Bank
2.750%, 12/10/2010	$5,000,000	$5,054,745
Bank of America NA
1.700%, 12/23/2010	5,000,000	5,034,935
Suntrust Bank
3.000%, 11/16/2011	5,000,000	5,156,745
HSBC USA Inc.
3.125%, 12/16/2011	5,000,000	5,172,080
Morgan Stanley
2.250%, 03/13/2012	5,000,000	5,109,635
US Bancorp
2.250%, 03/13/2012	5,000,000	5,111,415
Bank of America Corp.
2.100%, 04/30/2012	5,000,000	5,104,745
3.125%, 06/15/2012	5,000,000	5,205,370
Key Bank NA
3.200%, 06/15/2012	5,000,000	5,203,630
Wells Fargo & Co.
2.125%, 06/15/2012	3,000,000	3,060,000
		49,213,300
Financial Services (10.56%)
JP Morgan Chase & Co.
2.625%, 12/01/2010	5,000,000	5,054,360
General Electric Capital Corp.
1.625%, 01/07/2011	5,000,000	5,035,275
Goldman Sachs Group Inc
2.150%, 03/15/2012	5,000,000	5,109,965
Citigroup Funding Inc.
2.000%, 03/30/2012	5,000,000	5,088,790
Citigroup Inc.
2.125%, 04/30/2012	5,000,000	5,103,280
John Deere Capital Corp.
2.875%, 06/19/2012	3,000,000	3,106,674
PNC Funding Corp.
2.300%, 06/22/2012	3,000,000	3,068,937
JP Morgan Chase & Co.
2.125%, 12/26/2012	5,000,000	5,101,030

		36,668,311

Total Corporate Bonds
(cost $84,051,366)		85,881,611

U.S. Treasury Obligations (60.30%)
U.S. Treasury Notes
5.750%, 08/15/2010	10,000,000	10,114,450
5.000%, 02/15/2011	10,000,000	10,328,520
5.000%, 08/15/2011	6,000,000	6,326,250
4.500%, 09/30/2011	10,000,000	10,529,300
4.625%, 10/31/2011	10,000,000	10,573,440
4.875%, 02/15/2012	10,000,000	10,717,970
4.500%, 04/30/2012	10,000,000	10,719,140
4.875%, 06/30/2012	10,000,000	10,857,810
3.375%, 11/30/2012	10,000,000	10,586,720
3.875%, 02/15/2013	20,000,000	21,500,000
3.625%, 05/15/2013	10,000,000	10,702,340

	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
4.250%, 08/15/2013	$10,000,000	$10,909,380
3.125%, 09/30/2013	15,000,000	15,806,250
4.000%, 02/15/2014	10,000,000	10,859,380
4.750%, 05/15/2014	10,000,000	11,163,280
2.625%, 06/30/2014	10,000,000	10,318,750
4.250%, 08/15/2014	10,000,000	10,990,620
4.250%, 11/15/2014	5,000,000	5,502,735
4.000%, 02/15/2015	5,000,000	5,444,140
4.125%, 05/15/2015	5,000,000	5,477,345

Total U.S. Treasury Obligations
(cost $199,939,121)		209,427,820

	Shares	Value
Short-term Investments (14.09%)
JPMorgan U.S. Government Money Market Fund	48,944,360	$48,944,360

Total Short-term Investments
(cost $48,944,360)		48,944,360

TOTAL INVESTMENTS (99.12%)
(cost $332,934,847)		344,253,791
OTHER ASSETS, NET OF LIABILITIES (0.88%)		3,068,207

NET ASSETS (100.00%)		$347,321,998

(a)	These securities are guaranteed under the FDIC Temporary Liquidity Guarantee Program.

14	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

May 31, 2010

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (b) (97.59%)
Alabama (1.69%)
City of Birmingham, Alabama, General Obligation Refunding Bonds, Series 2002A	5.500%	04/01/2013	Aa2	$2,000,000	$2,153,680
City of Hoover, Alabama, General Obligation Warrants	5.000%	03/01/2017	Aa2	2,000,000	2,197,360
Board of Education of the City of Hoover, Capital Outlay Warrants, Series 2005	3.500%	02/15/2026	Aa2	985,000	907,343
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2027	Aa2	2,540,000	2,778,125
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2028	Aa2	1,500,000	1,626,885

					9,663,393

Alaska (2.37%)
Municipality of Anchorage, Alaska, Senior Lien Refunding Electric Revenue Bonds, 1996	6.500%	12/01/2014	A1	2,000,000	2,366,120
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	4.000%	12/01/2021	A+	1,955,000	1,967,297
Municipality of Anchorage, Alaska, Wastewater Revenue and Refunding Bonds, 2007	4.625%	05/01/2022	AA	585,000	614,074
Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, 2007	4.625%	05/01/2022	AA	295,000	311,865
Municipality of Anchorage, Alaska, 2007 General Obligation Refunding Bonds, Series B (Schools)	4.500%	09/01/2022	AA	1,000,000	1,059,510
Municipality of Anchorage, Alaska, Wastewater Revenue and Refunding Bonds, 2007	4.750%	05/01/2023	AA	645,000	677,115
Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, 2007	4.750%	05/01/2023	AA	1,110,000	1,174,225
Municipality of Anchorage, Alaska, 2005 General Obligation Bonds, Series F (General Purpose)	4.125%	09/01/2023	Aa2	1,000,000	1,017,660
Matanuska Susitna Borough, Alaska General Obligation Unlimited Bonds	5.500%	07/01/2025	Aa2	1,190,000	1,328,564
Alaska Housing Finance Corp. Home Mortgage Revenue Bonds 2008 Series B	5.250%	12/01/2029	Aa2	2,895,000	2,998,294

					13,514,724

Arizona (2.48%)
Maricopa County, Arizona, Unified School District No. 69, Paradise Valley School Improvement Bonds, Series 1994A	7.000%	07/01/2010	A+	2,500,000	2,513,000
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2002 Series C	5.000%	01/01/2015	AA	900,000	979,587
Maricopa County, Arizona, Cave Creek Unified School District No. 93, School Improvement Bonds, Project of 2000, Series C (2006)	4.250%	07/01/2015	A+	525,000	570,113
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	4.000%	07/01/2019	A+	500,000	523,250
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2021	A+	500,000	557,060
Maricopa County, Arizona, Tempe Elementary School District No. 3, School Improvement Bonds, Project of 2005, Series B (2007)	4.500%	07/01/2021	Aa2	2,500,000	2,612,375
Tucson Unified School District No. 1 of Pima County, Arizona, School Improvement Bonds, Project of 2004, Series C (2007)	4.500%	07/01/2021	A+	1,000,000	1,042,430
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2023	A+	1,000,000	1,096,200
Pima County, Arizona, General Obligation Bonds, Series 2009A	4.000%	07/01/2023	AA-	1,500,000	1,519,365
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2008 Series A	5.000%	01/01/2024	AA	1,500,000	1,650,690
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2024	A+	1,000,000	1,088,970

					14,153,040

Arkansas (3.05%)
State of Arkansas, Federal Highway Grant Anticipation and Tax Revenue Bonds, General Obligation, Series 2002	5.000%	08/01/2013	AA	5,000,000	5,432,100
State of Arkansas, Federal Highway Grant Anticipation and Tax Revenue Bonds, General Obligation, Series 2002	5.000%	08/01/2014	AA	2,000,000	2,168,340
Bentonville School District No. 6, Benton County, Arkansas, Construction Bonds	4.000%	06/01/2015	Aa3	960,000	960,000
Bentonville School District No. 6, Benton County, Arkansas, Construction Bonds, Series B	4.250%	06/01/2015	Aa3	1,020,000	1,020,000
Bentonville School District No. 6, Benton County, Arkansas, Construction Bonds, Series B	4.375%	06/01/2017	Aa3	1,110,000	1,110,000
Bentonville School District No. 6, Benton County, Arkansas, Construction Bonds, Series B	4.500%	06/01/2018	Aa3	1,155,000	1,155,000

See accompanying notes to financial statements.	15

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2010

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Arkansas (Cont.)
Conway School District No. 1 of Faulkner County, Arkansas Refunding Bonds	4.000%	02/01/2021	Aa3	$1,515,000	$1,527,120
City of Little Rock, Arkansas, Sewer Construction Revenue Bonds, Series 2007A	4.500%	06/01/2021	Aa2	1,320,000	1,386,211
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.125%	10/01/2022	Aa2	100,000	109,752
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.250%	10/01/2024	Aa2	335,000	367,126
City of Fort Smith, Arkansas, Water and Sewer Refunding and Construction Revenue Bonds, Series 2008	5.250%	10/01/2028	A	1,500,000	1,627,185
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.500%	10/01/2030	Aa2	500,000	546,350

					17,409,184

California (6.13%)
State of California, Various Purpose, General Obligation Bonds (Prerefunded 02-01-2012 @ 100) (c)	5.000%	02/01/2014	A1	2,200,000	2,362,778
Calleguas-Las Virgines, Public Financing Authority Revenue Bonds, Series A (Calleguas Municipal Water District Project) (Prerefunded to 07-01-2013 @ 100) (c)	5.000%	07/01/2015	AAA	1,000,000	1,123,200
Golden West Schools Financing Authority, 2005 General Obligation Revenue Bonds	5.000%	08/01/2015	AA	1,515,000	1,735,175
State of California, Various Purpose General Obligation Bonds	5.250%	11/01/2015	A-	3,000,000	3,293,850
State of California, Various Purpose General Obligation Bonds	5.000%	02/01/2017	A-	3,250,000	3,453,612
San Diego Community College District, San Diego County, California, General Obligation Bonds, Election of 2002, Series 2003	5.000%	05/01/2017	Aa1	1,355,000	1,477,018
State of California, Economic Recovery Bonds, Series A	5.000%	07/01/2017	A+	5,000,000	5,202,250
Chino Valley Unified School District, (County of San Bernadino, California) General Obligation Bonds, 2002 Election, Series B	5.000%	08/01/2017	A+	1,560,000	1,667,468
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.500%	05/01/2021	AA	740,000	760,809
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.625%	05/01/2022	AA	770,000	789,720
Santa Barbara Schools Financing Authority 2007 General Obligation Revenue Bonds, Series A (Santa Barbara Elementary School District General Obligation Bond Refunding) (Santa Barbara County, California)	4.750%	08/01/2022	Aa2	1,160,000	1,218,070
City of San Jose, General Obligation Bonds, Series 2007 (Parks and Public Safety Projects)	4.500%	09/01/2022	Aaa	2,900,000	3,053,352
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2023	AA	810,000	831,465
Kern High School District (Kern County, California), General Obligation Bonds, 2004 Election, Series C	4.750%	08/01/2023	A+	1,685,000	1,707,983
Santa Barbara Schools Financing Authority 2007 General Obligation Revenue Bonds, Series B (Santa Barbara High School District General Obligation Bond Refunding) (Santa Barbara County, California)	4.750%	08/01/2023	Aa2	1,435,000	1,483,302
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2024	AA	845,000	862,280
Carmel Unified School District (Monterey County, California), General Obligation Bonds, Election of 2005, Series 2008	4.750%	08/01/2025	AAA	575,000	615,911
Santa Barbara Community College District, (Santa Barbara County, California), General Obligation Bonds, Election of 2008, Series A	5.250%	08/01/2026	Aa1	1,555,000	1,713,004
Santa Clara Unified School District (Santa Clara County, California), General Obligation Bonds, Election of 2004, Series 2008	4.875%	07/01/2027	AA	1,000,000	1,024,520
Placentia-Yorba Linda Unified School District, (Orange County, California), General Obligation Bonds, 2002 Election, Series C	5.000%	08/01/2029	AA-	600,000	616,422

					34,992,189

Colorado (3.13%)
School District Number 12 Adams County, Colorado, (Adams 12 Five Star Schools), General Obligation Bonds, Series 2001A	5.250%	12/15/2013	AA-	1,750,000	1,864,275
School District Number 12 Adams County, Colorado, (Adams 12 Five Star Schools), General Obligation Bonds, Series 2001A (Prerefunded to 12-15-2011 @ 100) (c)	5.250%	12/15/2013	AAA	1,080,000	1,158,257
El Paso County, Colorado, School District Number 2, Harrison, (El Paso County, Colorado) General Obligation Bonds, Series 2001 (Prerefunded to 12-01-2011 @ 100) (c)	5.500%	12/01/2014	Aa2	685,000	735,930

16	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2010

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Colorado (Cont.)
Weld County School District 6, Weld County, Colorado, General Obligation Bonds, Series 2002 (Prerefunded to 12-01-2011 @ 100) (c)	5.250%	12/01/2014	AA-	$1,090,000	$1,166,147
City of Colorado Springs, Colorado, Utilities System, Subordinate Lien Improvement Revenue Bonds, Series 2005B.	4.750%	11/15/2015	Aa2	510,000	583,771
El Paso County, Colorado, School District Number 2, Harrison, (El Paso County, Colorado) General Obligation Bonds, Series 2001 (Prerefunded to 12-01-2011 @ 100) (c)	5.500%	12/01/2015	Aa2	1,070,000	1,149,554
Highlands Ranch Metropolitan District No. 2, (Douglas County, Colorado) General Obligation Refunding Bonds, Series 2005	4.500%	06/15/2017	AA+	1,705,000	1,827,760
City of Colorado Springs, Colorado, Utilities System Subordinate Lien Improvement Revenue Bonds, Series 2005B	4.750%	11/15/2019	Aa2	600,000	653,994
Jefferson County, Colorado, School District No. 1	5.000%	12/15/2021	AA-	3,000,000	3,504,720
City of Aurora, Colorado, First-Lien Water Refunding Revenue Bonds, Series 2008A	4.750%	08/01/2025	Aa2	1,500,000	1,587,240
City of Aurora, Colorado, First-Lien Water Refunding Revenue Bonds, Series 2008A	4.750%	08/01/2026	Aa2	1,465,000	1,542,879
City of Aurora, Colorado, First-Lien Water Improvement Revenue Bonds, Series 2007A	5.000%	08/01/2032	Aa2	2,000,000	2,091,660

					17,866,187

Connecticut (2.05%)
State of Connecticut, General Obligation Bonds (Prerefunded to 11-15-2011 @ 100) (c)	5.125%	11/15/2016	Aa2	5,000,000	5,314,850
The University of Connecticut, General Obligation Bonds, Series A 2004 (c)	5.000%	01/15/2018	Aa2	600,000	678,858
Town of Trumbull, Connecticut, General Obligation Refunding Bonds, Issue of 2009	4.000%	09/15/2020	Aa2	525,000	567,247
Town of Trumbull, Connecticut, General Obligation Refunding Bonds, Issue of 2009	4.000%	09/15/2021	Aa2	500,000	536,875
State of Connecticut, General Obligation Refunding Bonds, 2006 Series E	4.500%	12/15/2021	Aa2	1,900,000	2,059,714
Town of Bethel, Connecticut, General Obligation Sewer Bonds, Issue of 2009, Series B	4.000%	11/15/2023	AA+	620,000	634,508
State of Connecticut Health and Education Facilities Authority Revenue Bonds, Yale University Issue Series T-1	4.700%	07/01/2029	Aaa	1,800,000	1,897,380

					11,689,432

Delaware (0.21%)
State of Delaware, General Obligation Bonds, Series 2007A	4.250%	05/01/2021	Aaa	1,125,000	1,194,030

Florida (6.03%)
State of Florida, State Board of Education, Public Education Capital Outlay, Refunding Bonds, 1999 Series B	5.500%	06/01/2016	Aa1	4,910,000	5,152,996
City of Titusville, Florida, Water and Sewer Revenue Refunding Bonds, Series 2010	5.000%	10/01/2018	A+	1,000,000	1,101,430
JEA St. Johns River Power Park System, Refunding Revenue Bonds, Issue Two Series Seventeen	5.000%	10/01/2018	AA-	4,000,000	4,197,400
Pasco County, Florida, Water and Sewer Refunding Revenue Bonds, Series 2006	4.500%	10/01/2019	Aa2	2,025,000	2,123,212
City of Pompano Beach, Florida, Water and Sewer Refunding Revenue Bonds Series 2006B	4.500%	07/01/2020	NR	1,220,000	1,203,432
Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2009A	5.000%	10/01/2020	Aa2	1,390,000	1,531,377
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds (d)	4.000%	03/01/2021	AA	1,170,000	1,201,836
State of Florida, State Board of Education, Public Education Capital Outlay Bonds 2004 Series D	4.375%	06/01/2021	Aa1	1,000,000	1,055,140
City of Titusville, Florida, Water and Sewer Revenue Refunding Bonds, Series 2010	5.000%	10/01/2021	A+	600,000	649,344
Orlando Utilities Commission, Utility System Revenue Refunding Bonds, Series 2006	4.750%	10/01/2021	AA	1,000,000	1,058,130
Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2009A	4.000%	10/01/2021	Aa2	1,455,000	1,456,062
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds (d)	4.000%	03/01/2022	AA	1,215,000	1,233,735
Coral Springs Improvement District, Subordinate Water and Sewer Revenue Bonds, Series 2007	4.375%	06/01/2022	NR	1,500,000	1,505,835
JEA Florida, Electric System Revenue Bonds, Series Three 2009A	5.000%	10/01/2022	AA-	1,820,000	1,908,270
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds (d)	4.000%	09/01/2023	AA	1,290,000	1,294,889
City of Hollywood, Florida, General Obligation Bonds, Series 2005	5.000%	06/01/2024	Aa2	3,000,000	3,092,130
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2006A	4.250%	07/01/2024	Aa3	2,500,000	2,547,400
City of West Palm Beach, Florida, Utility System Revenue Refunding Bonds, Series 2008A	5.000%	10/01/2026	AA-	2,000,000	2,101,300

					34,413,918

See accompanying notes to financial statements.	17

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2010

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Georgia (3.88%)
State of Georgia, General Obligation Bonds, Series 1995C	5.700%	07/01/2011	Aaa	$2,000,000	$2,115,680
State of Georgia, General Obligation Bonds, Series 1995B	5.750%	03/01/2012	Aaa	2,950,000	3,216,473
State of Georgia, General Obligation Bonds, Series 1995B (Escrowed to maturity) (c)	5.750%	03/01/2012	Aaa	50,000	54,535
State of Georgia, General Obligation Bonds, Series 1997A	6.250%	04/01/2012	Aaa	3,000,000	3,308,220
State of Georgia, General Obligation Bonds, Series B (Prerefunded to 05-01-2012 @ 100) (c)	5.125%	05/01/2014	Aaa	3,850,000	4,186,682
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	3.500%	08/01/2020	AA-	200,000	203,424
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	4.000%	08/01/2021	AA-	250,000	261,472
Fayette County, Georgia, Water Revenue Bond, Series 2009	5.000%	10/01/2021	Aa2	1,790,000	2,006,572
Henry County and Henry County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	5.000%	02/01/2022	Aa2	1,000,000	1,146,860
Fayette County, Georgia, Water Revenue Bond, Series 2009	4.375%	10/01/2024	Aa2	750,000	786,577
Unified Government of Athens-Clarke County, Georgia, Water and Sewerage Revenue Bonds, Series 2008	5.625%	01/01/2028	AA-	1,000,000	1,130,150
Forsyth County, Georgia, General Obligation Bonds, Series 2008A	5.000%	03/01/2028	AA+	1,000,000	1,102,600
Spalding County Water and Sewerage Facilities Authority (Georgia), Revenue Bonds, Series 2008	6.125%	09/01/2028	Aa3	2,300,000	2,624,599

					22,143,844

Hawaii (1.32%)
State of Hawaii, General Obligation Bonds of 1992, Series BW	6.375%	03/01/2011	AA	2,125,000	2,220,412
State of Hawaii, General Obligation Bonds of 1992, Series BW (Escrowed to maturity) (c)	6.375%	03/01/2011	AA	700,000	731,430
City and County of Honolulu, General Obligation Bonds, Series 2005F	5.000%	07/01/2026	AA	2,140,000	2,288,088
State of Hawaii Highway Revenue Bonds Series 2008	5.750%	01/01/2027	Aa2	2,000,000	2,291,020

					7,530,950

Idaho (0.51%)
Nampa School District No. 131, Canyon County, Idaho, General Obligation School Bonds, Series 2003	4.750%	08/15/2018	A	1,690,000	1,832,771
Independent School District of Boise City, Ada and Boise Counties, Idaho, General Obligation Bonds, Series 2007	4.625%	08/01/2022	AA	1,000,000	1,081,860

					2,914,631

Illinois (3.91%)
School District Number 112 (North Shore), Lake County, Illinois, Refunding School Bonds, Series 2002	5.750%	12/01/2012	Aaa	2,150,000	2,409,484
State of Illinois, General Obligation Bonds, Illinois, First Series of April 2001	5.375%	04/01/2013	A+	2,000,000	2,184,620
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C	5.000%	10/01/2015	Aa2	1,045,000	1,152,165
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C	5.000%	10/01/2016	Aa2	1,100,000	1,203,466
Community Unit School District No. 5, McLean and Woodford Counties, Illinois, General Obligation Refunding School Bonds, Series 2005	4.000%	12/01/2016	Aa2	900,000	913,887
Community Unit School District Number 200-U Will County, Illinois	5.000%	11/01/2019	A1	1,650,000	1,755,088
The Illinois State Toll Highway Authority, Toll Highway Senior Priority Revenue Bonds, 2005 Series A	4.125%	01/01/2020	Aa3	5,000,000	5,134,750
School District Number 161, Will County, Illinois, General Obligation School Bonds, Series 2005	5.000%	01/01/2020	Aa2	1,360,000	1,420,969
County of Lake, Illinois, Water and Sewer System Revenue Refunding Bonds Series B of 2006	4.375%	12/01/2020	Aa1	1,465,000	1,530,222
Community Consolidated School District Number 201, Grundy, Kendall and Will Counties, Illinois, (Minooka), General Obligation Refunding School Bonds, Series 2010A	5.250%	10/15/2022	AA	1,200,000	1,355,172
Community Consolidated School District Number 201, Grundy, Kendall and Will Counties, Illinois, (Minooka), General Obligation Refunding School Bonds, Series 2010A	5.250%	10/15/2023	AA	2,000,000	2,238,380

18	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2010

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Illinois (Cont.)
School District Number 161, Will County, Illinois, General Obligation School Bonds, Series 2005	5.000%	01/01/2024	Aa2	$1,000,000	$1,032,130

					22,330,333

Indiana (1.96%)
Highland School Building Corporation, Lake County, Indiana, First Mortgage Refunding Bonds, Series 2003	5.000%	07/10/2016	AA+	2,635,000	2,857,526
Zionsville Community Schools Building Corporation, Boone County, Indiana, First Mortgage Bonds, Series 2005A	5.000%	07/15/2018	AA-	1,665,000	1,827,604
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2020	Aa3	2,075,000	2,162,586
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series 0	5.250%	07/01/2022	A+	500,000	560,405
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series 0	5.250%	07/01/2023	A+	1,060,000	1,178,964
The Trustees of Ivy Tech Community College of Indiana, Ivy Tech Community College Student Fee Bonds, Series K	5.000%	07/01/2024	AA-	1,000,000	1,060,650
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2025	Aa3	1,530,000	1,523,253

					11,170,988

Iowa (2.90%)
City of Des Moines, Iowa, General Obligation Bonds, Series 2007C Urban Renewal	4.000%	06/01/2015	Aa1	990,000	1,097,088
Board of Regents, State of Iowa, Utility System Revenue Bonds, Series S.U.I. 2006	4.000%	11/01/2015	Aa1	975,000	1,076,108
Black Hawk County, Iowa, General Obligation Bonds, Series 2008B	4.600%	06/01/2018	Aa2	520,000	549,910
City of West Des Moines, Iowa, General Obligation Bonds, Series 2004A	5.000%	06/01/2018	Aaa	850,000	934,380
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B (Urban Renewal)	4.000%	06/01/2019	Aa1	1,190,000	1,274,026
Clear Creek Amana Community School District, Iowa, General Obligation School Bonds	4.625%	06/01/2019	A1	1,200,000	1,239,960
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B (Urban Renewal)	4.000%	06/01/2022	Aa1	1,350,000	1,405,323
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.625%	07/01/2025	AA	1,775,000	1,893,801
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.625%	07/01/2026	AA	1,750,000	1,858,325
Ankeny Community School District Polk County, Iowa, General Obligation School Bonds, Series 2009	5.000%	06/01/2027	Aa3	2,000,000	2,089,940
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.750%	07/01/2027	AA	1,950,000	2,061,072
Waukee Community School District, Iowa, General Obligation School Bonds, Series 2009	5.000%	06/01/2028	Aa2	1,000,000	1,057,880

					16,537,813

Kansas (4.91%)
Unified School District No. 383, Riley County, Kansas, (Manhattan-Ogden) General Obligation Refunding Bonds, Series 2001 (Prerefunded to 11/01/2001 @ 100) (c)	5.000%	11/01/2014	Aa2	2,790,000	2,935,471
Kansas Development Finance Authority, Kansas Water Pollution Control Revolving Fund Revenue Bonds	5.500%	05/01/2015	Aaa	2,000,000	2,352,480
City of Overland Park, Kansas Internal Improvement Bonds, Series 2006A	4.250%	09/01/2016	Aaa	1,220,000	1,319,235
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 1999	4.000%	10/01/2017	Aa2	1,300,000	1,302,483
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series A	5.000%	12/01/2017	Aa3	670,000	715,285
Unified School District No. 263, Sedgwick County, Kansas (Mulvane) General Obligation School Building Bonds, Series 2004	5.000%	09/01/2018	A1	1,000,000	1,094,130
Unified School District No. 265, Sedgwick County, Kansas (Goddard), General Obligation Refunding and Improvement Bonds Series 2005	5.000%	10/01/2018	Aa3	910,000	1,000,845
City of Wichita, Kansas, General Obligation Bonds, Series 790	4.375%	09/01/2019	Aa1	980,000	1,042,328
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes)	4.500%	09/01/2022	Aaa	1,000,000	1,079,390
City of Lawrence, Kansas, Water and Sewage System, Improvement Revenue Bonds, Series 2007	4.500%	11/01/2022	Aa2	890,000	937,526
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes)	4.500%	09/01/2023	Aaa	1,615,000	1,731,361
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes)	4.625%	09/01/2024	Aaa	1,895,000	2,035,306

See accompanying notes to financial statements.	19

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2010

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Kansas (Cont.)
City of Wichita, Kansas, Water and Sewer Utility, Revenue Bonds, Series 2009A	5.000%	10/01/2024	AA-	$2,000,000	$2,245,360
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.500%	09/01/2025	Aaa	1,115,000	1,188,445
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2005C	5.000%	10/01/2025	AA-	1,240,000	1,318,157
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2026	Aaa	2,220,000	2,394,026
City of Topeka, Kansas, General Obligation Improvement and Refunding Bonds, Series 2008-A	5.600%	08/15/2029	Aa2	1,550,000	1,626,074
City of Topeka, Kansas, General Obligation Improvement and Refunding Bonds, Series 2008-A	5.600%	08/15/2030	Aa2	1,630,000	1,706,496

					28,024,398

Kentucky (1.00%)
Sanitation District No. 1, Sanitation District Revenue Bonds, Series 2006, Campbell, Kenton and Boone Counties, Kentucky	4.300%	08/01/2017	Aa2	1,275,000	1,386,256
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A	4.500%	11/01/2020	Aa1	1,565,000	1,654,142
Louisville and Jefferson County Metropolitan Sewer District, (Commonwealth of Kentucky), Sewer and Drainage System Revenue Bonds, Series 2007A	5.000%	05/15/2024	Aa3	1,500,000	1,647,435
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A	4.250%	11/01/2025	Aa1	1,000,000	1,018,520

					5,706,353

Louisiana (1.46%)
State of Louisiana, General Obligation Bonds, Series 2003 A	5.000%	05/01/2018	AA-	4,000,000	4,351,880
City of Shreveport, State of Louisiana, General Obligation Refunding Bonds, Series 2005A	5.000%	05/01/2019	A+	1,340,000	1,430,557
Caddo Parish, Louisiana, General Obligation Bonds Series 2007	4.500%	02/01/2020	Aa2	405,000	425,420
State of Louisiana, General Obligation Match Bonds, Series 2006-B	5.000%	07/15/2025	AA-	2,000,000	2,143,340

					8,351,197

Maine (1.08%)
Maine Municipal Bond Bank, 2007 Series A Refunding Bonds	4.500%	11/01/2020	Aa1	100,000	109,620
Maine Municipal Bond Bank, 2007 Series A Refunding Bonds	4.500%	11/01/2021	Aa1	3,515,000	3,831,245
Maine Turnpike Authority, Turnpike Revenue Bonds, Series 2004	5.250%	07/01/2030	A+	2,100,000	2,201,829

					6,142,694

Maryland (1.46%)
State of Maryland, General Obligation Bonds, State and Local Facilities Loan of 2002, Second Series	5.500%	08/01/2014	Aaa	430,000	502,532
Baltimore County, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2002	5.000%	09/01/2014	Aaa	1,050,000	1,140,520
Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2005	4.000%	10/01/2017	Aaa	455,000	491,905
Washington Suburban Sanitary District, Maryland	5.000%	06/01/2019	Aaa	2,000,000	2,229,420
University System of Maryland, Auxiliary Facility and Tuition Revenue Bonds, 2008 Series A	4.625%	04/01/2026	Aa1	2,140,000	2,274,863
The City of Frederick, Maryland, General Obligation Bonds and Notes, Public Improvements Bonds, Tax-Exempt Series 2009A	5.000%	03/01/2027	Aa2	1,500,000	1,671,750

					8,310,990

Massachusetts (1.21%)
Town of Westborough Massachusetts, General Obligation Bonds, (Unlimited Tax)	5.000%	11/15/2016	Aa2	1,135,000	1,255,957
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003, Series C (Prerefunded to 08-01-2013 @ 100) (c)	5.250%	08/01/2017	AA	5,000,000	5,621,250

					6,877,207

Michigan (0.59%)
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2018	AA	500,000	519,940

20	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2010

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Michigan (Cont.)
Forest Hills Public Schools County of Kent, State of Michigan, 2007 School Building and Site Bonds (General Obligation - Unlimited Tax)	4.750%	05/01/2022	AA	$2,000,000	$2,142,080
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2022	AA	700,000	707,413

					3,369,433

Minnesota (0.30%)
Anoka Hennepin Independent School District 11, Coon Rapids, Minnesota, General Obligation, Alternative Facility Bonds, Series 2004A	4.000%	02/01/2017	Aa2	615,000	630,510
State of Minnesota, General Obligation State Various Purpose Bonds, Series 2009H	4.500%	11/01/2024	Aa1	1,000,000	1,082,900

					1,713,410

Mississippi (2.28%)
State of Mississippi, General Obligation Refunding Bonds, Series 2001	5.500%	09/01/2013	Aa2	2,000,000	2,276,940
State of Mississippi, General Obligation Refunding Bonds, Series 2002A	5.500%	12/01/2015	Aa2	2,000,000	2,362,520
DeSoto County School District, DeSoto County, Mississippi, General Obligation Bonds, Series 2005	4.000%	05/01/2018	Aa1	1,585,000	1,626,527
City of Jackson, Mississippi, Water and Sewer System Revenue Refunding Bonds, Series 2005	4.500%	09/01/2018	A+	1,000,000	1,061,770
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007A	4.375%	08/01/2019	Aa2	475,000	504,507
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007B	4.375%	08/01/2019	Aa2	525,000	557,613
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007A	4.500%	08/01/2020	Aa2	500,000	532,060
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007B	4.500%	08/01/2020	Aa2	400,000	425,648
Mississippi Development Bank, Special Obligation Bonds, Series 2008 (Jackson Public School District General Obligation Bond Project)	5.375%	04/01/2025	Aa2	2,290,000	2,553,442
Mississippi Development Bank, Special Obligation Bonds, Series 2008 (Jackson Public School District General Obligation Bond Project)	5.375%	04/01/2026	Aa2	1,000,000	1,110,010

					13,011,037

Missouri (3.27%)
Missouri Highways and Transportation Commission, State Road Bonds, Series A 2001 (Prerefunded to 02-01-2012 @ 100) (c)	5.125%	02/01/2016	Aaa	1,665,000	1,791,640
Reorganized School District No. 7 of Jackson County, Missouri (Lee’s Summit, Missouri School District), General Obligation Refunding Bonds, Series 2005	4.500%	03/01/2019	Aa1	1,850,000	1,997,297
State Environmental Improvement and Energy, Resources Authority (State of Missouri), Water Pollution Control and Drinking Water Revenue Bonds, (State Revolving Funds Programs), Series 2007A	4.500%	01/01/2021	Aaa	1,060,000	1,168,512
Health and Education Facilities Authority of the State of Missouri, Educational Facilities Revenue Bonds (The Washington University), Series 2007B	4.200%	01/15/2021	Aaa	530,000	563,968
City of Ladue School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007	5.000%	03/01/2023	AAA	1,455,000	1,624,828
Parkway C-2 School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2009	4.625%	03/01/2025	AAA	3,000,000	3,224,130
Reorganized School District No. 7 of Jackson County, Missouri (Lee’s Summit, Missouri School District), General Obligation School Building Bonds, Series 2008	4.750%	03/01/2027	Aa1	5,750,000	6,125,130
Platte County R-III School District of Platte County, Missouri, General Obligation School Building Bonds, Series 2008	5.000%	03/01/2028	AA	2,000,000	2,160,980

					18,656,485

Montana (0.09%)
State of Montana, General Obligation Bonds, (Water Pollution Control State Revolving
Fund Program), Series 2005G	4.750%	07/15/2018	AA	490,000	539,167

See accompanying notes to financial statements.	21

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2010

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Nebraska (3.17%)
Omaha Public Power District, Nebraska, Electric System Revenue Bonds, 1992 Series B (Escrowed to maturity) (c)	6.150%	02/01/2012	Aa2	$3,055,000	$3,243,310
Nebraska Public Power District Revenue Series A	5.000%	01/01/2017	A	3,000,000	3,197,820
City of Omaha, Nebraska, Various Purpose Bonds Series of 2005	4.500%	11/15/2018	Aaa	2,140,000	2,336,238
City of Omaha, Nebraska, Various Purpose Bonds Series of 2005	4.500%	11/15/2019	Aaa	2,140,000	2,313,682
City of Omaha, Nebraska, Sanitary Sewerage System Revenue Bonds, Series of 2006	4.250%	11/15/2020	Aa2	1,565,000	1,660,997
Douglas County School District 0010 in the State of Nebraska, (Elkhorn Public Schools), General Obligation Bonds, Series 2008	4.625%	07/15/2024	AA-	2,120,000	2,193,140
Douglas County School District 0001, (Omaha, Nebraska, Public Schools), General Obligation Refunding Bonds, Series 2010	4.000%	12/15/2024	Aa1	3,000,000	3,121,170

					18,066,357

New Hampshire (1.15%)
City of Concord, New Hampshire, General Obligations Bonds	4.750%	07/15/2016	AA	515,000	573,983
City of Manchester, New Hampshire, (Manchester Water Works) Water Revenue Bonds, Series 2003	5.000%	12/01/2017	Aa1	2,620,000	2,866,542
State of New Hampshire, General Obligation Refunding Bonds, 2006 Series A	4.250%	10/15/2020	AA	1,405,000	1,531,562
New Hampshire Municipal Bond Bank Series B Bonds	4.750%	08/15/2023	Aa3	1,500,000	1,615,380

					6,587,467

New Jersey (2.30%)
State of New Jersey, General Obligation Bonds, Various Purpose	5.250%	08/01/2014	Aa2	7,000,000	8,021,370
Borough of Fort Lee, New Jersey, General Obligation Bonds, Series 2005	4.000%	07/15/2018	Aa2	1,230,000	1,290,897
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2019	Aa1	1,540,000	1,670,838
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2020	Aa1	750,000	800,865
The Board of Education, of the Township of South Brunswick, in the County of Middlesex, New Jersey, Refunding School Bonds, Series 2007 AA	4.500%	08/01/2022	Aa2	1,240,000	1,318,703

					13,102,673

New Mexico (1.05%)
City of Rio Rancho, New Mexico, Water and Wastewater System Revenue Bonds, Series 2005	5.000%	05/15/2022	AA-	1,365,000	1,457,929
City of Rio Rancho, New Mexico, Water and Wastewater System Revenue Bonds, Series 2005	5.000%	05/15/2023	AA-	1,320,000	1,403,081
Albuquerque Municipal School District No. 12, Bernalillo and Sandoval Counties, New Mexico, General Obligation School Building Bonds Series 2008B	4.500%	08/01/2023	AA	2,000,000	2,106,500
Albuquerque Bernalillo County, New Mexico, Water Utility Authority, Joint Water and Sewer System Improvement Revenue Bonds, Series 2005	4.400%	07/01/2024	Aa1	1,000,000	1,035,390

					6,002,900

New York (2.67%)
New York City, Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Fiscal 2003, Series D	5.000%	06/15/2016	Aa1	2,000,000	2,155,140
Minisink Valley Central School District, Orange and Sullivan Counties, New York, School District (Serial) Bonds, 2005 Series B	4.000%	06/15/2017	Aa3	1,000,000	1,058,370
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B	5.000%	04/01/2019	AA	2,000,000	2,225,720
Minisink Valley Central School District, Orange and Sullivan Counties, New York, School District (Serial) Bonds, 2009	3.000%	04/15/2020	AA	1,225,000	1,211,550
Minisink Valley Central School District, Orange and Sullivan Counties, New York, 2006 Series B Bonds	4.300%	06/01/2020	Aa3	695,000	731,745
Minisink Valley Central School District, Orange and Sullivan Counties, New York, 2006 Series B Bonds	4.300%	06/01/2021	Aa3	625,000	654,238
County of Suffolk, New York, Public Improvement Serial Bonds - 2009 Series C	4.000%	10/15/2021	Aa2	3,000,000	3,197,820

22	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2010

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New York (Cont.)
Hauppauge Union Free School District, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	07/15/2022	Aa2	$1,265,000	$1,311,969
Hauppauge Union Free School District, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	07/15/2023	Aa2	1,615,000	1,660,979
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Fifty-Third Series	4.750%	07/15/2029	AA-	1,000,000	1,047,970

					15,255,501

North Carolina (1.11%)
North Carolina, Orange Water and Sewer Authority, Water and Sewer System Revenue Bonds, Series 2006	4.375%	07/01/2019	Aa1	855,000	916,415
City of Fayetteville, North Carolina, Public Works Commission, Revenue Bonds, Series 2009B	5.000%	03/01/2022	AA-	1,000,000	1,129,790
County of Pender, North Carolina, General Obligation School Bonds, Series 2007	4.375%	03/01/2022	A	545,000	568,075
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2009B	4.000%	06/01/2024	Aaa	1,000,000	1,034,390
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2024	Aa2	1,555,000	1,644,786
State of North Carolina, General Obligation Public Improvement Bonds, Series 2010A	4.000%	05/01/2026	Aaa	1,000,000	1,017,190

					6,310,646

North Dakota (0.60%)
North Dakota Municipal Bond Bank, State Revolving Fund Program Bonds, Series 2003 B	5.000%	10/01/2016	Aaa	1,915,000	2,109,411
North Dakota Municipal Bond Bank, State Revolving Fund Program Bonds, Series 2003 B	5.000%	10/01/2017	Aaa	1,225,000	1,342,710

					3,452,121

Ohio (2.37%)
Hilliard City School District, Ohio, General Obligation (Unlimited Tax) School Improvement Bonds, Series 2000	5.300%	12/01/2010	AA	2,000,000	2,049,580
Lakota Local School District, County of Butler, Ohio, General Obligation Unlimited Tax, School Improvement and Refunding Bonds, Series 2001	5.250%	12/01/2013	Aaa	1,375,000	1,428,625
Lakota Local School District, County of Butler, Ohio, General Obligation Unlimited Tax, School Improvement and Refunding Bonds, Series 2001 (Prerefunded to 06-01-2011 @ 100) (c)	5.250%	12/01/2013	Aaa	305,000	320,012
Mason City School District, Counties of Warren and Butler, Ohio, School Improvement Unlimited Tax General Obligation Bonds, Series 2001 (Prerefunded to 12-01-2011 @ 100) (c)	5.000%	12/01/2013	Aaa	1,150,000	1,226,958
Ohio State University (A State University of Ohio) General Receipts Bonds, Series 2002 A (Prerefunded to 12-01-2012 @ 100) (c)	5.250%	12/01/2016	AA	5,095,000	5,659,220
Indian Hill Exempted Village School District, County of Hamilton, Ohio, School Improvement Refunding Bonds, Series 2006	4.375%	12/01/2020	Aaa	1,580,000	1,684,264
Board of Education, City School District of the City of Cincinnati, County of Hamilton, Ohio, Classroom Facilities Construction and Improvement Refunding Bonds, Series 2006 (Voted General Obligation Unlimited Tax)	5.250%	12/01/2022	AA-	1,000,000	1,164,850

					13,533,509

Oklahoma (0.90%)
Oklahoma Water Resources Board, State Loan Program Revenue Bonds, Refunding Series 2006B	5.000%	10/01/2020	AAA	1,230,000	1,371,524
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2008	4.625%	05/01/2025	AA	1,485,000	1,578,421
Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, (Homeownership Loan Program), 2003 Series B-1 (AMT)	4.875%	09/01/2033	Aaa	2,215,000	2,210,061

					5,160,006

Oregon (3.15%)
Newberg School District Number 29J, Yamhill, Clackamas and Washington Counties, Oregon, General Obligation Bonds, Series 2002 (Prerefunded to 06-15-2012 @ 100) (c)	5.250%	06/15/2015	NR	3,540,000	3,869,893

See accompanying notes to financial statements.	23

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2010

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Oregon (Cont.)
Reynolds School District 7, Multnomah County, Oregon, General Obligation Refunding Bonds Series 2000	5.000%	06/15/2015	Aa2	$2,135,000	$2,446,838
City of Hillsboro, Oregon, Full Faith and Credit Bonds, Series 2004	4.750%	06/01/2018	Aa3	500,000	534,065
Oregon City School District No. 62, Clackamas County, Oregon, General Obligation Refunding Bonds, Series 2004	5.000%	06/15/2018	Aa2	1,625,000	1,776,661
State of Oregon Housing and Community Services Department, Mortgage Revenue Bonds (Single-Family Mortgage Program) 2007 Series C	4.625%	07/01/2020	Aa2	510,000	528,957
City of Portland, Oregon, First Lien Water System Revenue and Refunding Bonds, 2010 Series A (Tax Exempt)	4.000%	05/01/2021	Aaa	1,000,000	1,061,350
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B	5.000%	06/15/2023	Aa2	1,500,000	1,651,950
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds	5.750%	08/01/2025	AA	745,000	865,362
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds	5.750%	08/01/2026	AA	670,000	775,150
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds	5.750%	08/01/2027	AA	750,000	864,255
Tualatin Hills Park & Recreation District, Washington County, Oregon, General Obligation Bonds, Series 2009	4.625%	06/01/2028	AA	1,335,000	1,405,755
Portland Community College District, Multnomah, Washington, Yamhill, Clackamas and Columbia Counties, Oregon, General Obligation Bonds, Series 2009	5.000%	06/15/2029	AA	2,000,000	2,186,840

					17,967,076

Pennsylvania (1.41%)
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.500%	05/15/2016	A	1,070,000	1,126,903
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.500%	05/15/2017	A	1,010,000	1,054,905
Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2004	5.000%	11/01/2017	NR	1,030,000	1,092,614
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.750%	05/15/2018	A	1,160,000	1,214,787
Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2004	5.000%	11/01/2018	NR	1,000,000	1,053,680
County of Chester, Commonwealth of Pennsylvania, General Obligation Bonds Series of 2006	4.375%	11/15/2021	Aaa	2,300,000	2,492,602

					8,035,491

Rhode Island (0.19%)
State of Rhode Island and Providence Plantations, General Obligation Bonds, Consolidated Capital Development Loan of 2007, Series A	4.750%	08/01/2023	Aa2	1,000,000	1,072,630

South Carolina (0.92%)
Lugoff-Elgin Water Authority (South Carolina) Waterworks System Revenue Bonds, Series 2007	5.000%	07/01/2022	A1	1,000,000	1,055,400
City of Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 2010	4.500%	02/01/2025	AA	1,035,000	1,096,520
School District No. 1 of Richland County, South Carolina, General Obligation Bonds, Series 2006B	4.450%	03/01/2025	Aa2	1,000,000	1,048,010
Berkeley County, South Carolina, Water and Sewer System Refunding Revenue Bonds, Series 2008A	4.750%	06/01/2025	Aa3	800,000	848,008
University of South Carolina, Higher Education Revenue Bonds, Series 2008A	4.750%	06/01/2025	Aa2	1,130,000	1,211,462

					5,259,400

South Dakota (0.24%)
Harrisburg School District No. 41-2 Lincoln County, South Dakota, General Obligation Bonds, Series 2007	4.500%	01/15/2022	Aa3	1,370,000	1,388,892

24	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND

FUND SCHEDULE OF INVESTMENTS (continued)

May 31, 2010

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Tennessee (3.38%)
Williamson County Tennessee, General Obligation Bonds, Public Improvement Refunding Bonds, Series 2000	5.000%	03/01/2012	Aaa	$2,335,000	$2,514,281
Nashville & Davidson County, Tennessee, General Obligation Multi-Purpose Refunding Bonds, Series 2002	5.000%	11/15/2013	AA	3,870,000	3,984,281
Williamson County Tennessee, General Obligation Bonds, Public Improvement Refunding Bonds, Series 2000	5.000%	03/01/2014	Aaa	2,705,000	3,025,353
City of Knoxville, Tennessee, Gas System Revenue Refunding and Improvement Bonds, Series K-2004	4.750%	03/01/2018	Aa2	2,115,000	2,174,812
City of Knoxville, Tennessee, Water System Revenue Bonds, Series U-2009	4.000%	03/01/2021	Aa2	1,050,000	1,110,302
Tennessee State School Bond Authority, Higher Educational Facilities, Second Program Bonds, 2008 Series B	4.750%	05/01/2023	AA	2,000,000	2,184,400
State of Tennessee, General Obligation Bonds, 2007 Series A	4.400%	10/01/2023	AA+	1,050,000	1,102,300
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2008 Series A	4.750%	05/15/2025	AA+	1,000,000	1,071,730
City of Chattanooga, Tennessee, General Obligation Refunding Bonds, Series 2007A	4.750%	03/01/2026	AA+	2,000,000	2,095,020

					19,262,479

Texas (2.55%)
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2006A	5.000%	02/15/2020	AA+	1,535,000	1,697,219
Clear Creek Independent School District (Galveston and Harris Counties, Texas) Unlimited Tax School Building Bonds, Series 2007	4.750%	02/15/2021	Aa2	490,000	532,679
Clear Creek Independent School District (Galveston and Harris Counties, Texas) Unlimited Tax School Building Bonds, Series 2007	4.750%	02/15/2022	Aa2	470,000	507,417
Coppell Independent School District (Dallas County, Texas) Unlimited Tax School Building Bonds, Series 2007	5.000%	08/15/2022	AA	375,000	409,759
Coppell Independent School District (Dallas County, Texas) Unlimited Tax School Building Bonds, Series 2007	5.000%	08/15/2023	AA	395,000	428,216
City of Austin, Texas, (Travis and Williamson Counties), Water and Wastewater System Revenue Refunding Bonds, Series 2009A	5.000%	11/15/2025	Aa2	2,000,000	2,162,600
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas), Unlimited Tax School Building and Refunding Bonds, Series 2008	4.625%	02/15/2026	AA	1,165,000	1,226,990
City of Austin, Texas (Travis and Williamson Counties), Electric Utility System Revenue Refunding Bonds, Series 2008A	5.250%	11/15/2026	A1	3,000,000	3,259,860
Trinity River Authority of Texas, (Tarrant County Water Project) Improvement Revenue Bonds, Series 2008	5.750%	02/01/2027	Aa3	1,000,000	1,099,890
Parker County, Texas, Unlimited Tax Road Bonds, Series 2009	5.000%	02/15/2027	AA-	1,000,000	1,074,330
New Braunfels Independent School District (A political subdivision of the State of Texas located in Comal and Guadalupe Counties, Texas), Unlimited Tax School Building Bonds, Series 2008	5.000%	02/01/2028	AA-	1,000,000	1,051,940
Conroe Independent School District, (A political subdivision of the State of Texas located within Montgomery County, Texas) Unlimited Tax School Building Bonds, Series 2009A	5.250%	02/15/2028	Aa2	1,000,000	1,089,680

					14,540,580

Utah (1.01%)
Park City, Utah, Water Revenue Bonds, Series 2010, (Bank Qualified)	4.000%	12/15/2020	Aa2	410,000	438,503
Park City, Utah, Water Revenue Bonds, Series 2010, (Bank Qualified)	4.000%	12/15/2021	Aa2	600,000	633,102
Davis County School District Board of Education, Davis County, Utah, General Obligation School Building Bonds (Utah School Bond Guaranty Program), Series 2007	4.750%	06/01/2022	Aa2	2,375,000	2,588,536
Ogden City, Utah, Sewer and Water Revenue Bonds, Series 2008	5.000%	06/15/2029	Aa3	1,970,000	2,077,858

					5,737,999

Virginia (2.33%)
Virginia Public School Authority, School Financing Bonds (1997 Resolution),
Series 2001A (Prerefunded to 08-01-2011 @ 100) (c)	5.000%	08/01/2014	Aa1	2,000,000	2,127,820
Rivanna Water and Sewer Authority, Regional Water and Sewer System Revenue and Refunding Bonds, Series 2005B	4.500%	10/01/2019	Aa2	1,020,000	1,092,185

See accompanying notes to financial statements.	25

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND

FUND SCHEDULE OF INVESTMENTS (continued)

May 31, 2010

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Virginia (Cont.)
County of Chesterfield, Virginia, Water and Sewer Revenue Bonds, Series 2007	4.250%	11/01/2020	Aaa	$2,540,000	$2,753,030
Henrico County, Virginia, General Obligation Public Improvement Bonds, Series 2006 (c)	4.125%	12/01/2020	Aaa	2,100,000	2,359,623
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Refunding Series 2009 C	4.000%	08/01/2021	Aa1	1,500,000	1,579,950
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2004A	4.750%	08/01/2026	Aa1	1,000,000	1,051,140
Virginia Public School Authority, Special Obligation School Financing Bonds, Fluvanna County, Series 2008	6.250%	12/01/2026	AA-	2,000,000	2,344,960

					13,308,708

Washington (4.79%)
Lakewood School District No. 306, Snohomish County, Washington, Unlimited Tax General Obligation Bonds, 2000	5.550%	12/01/2010	A1	2,035,000	2,087,951
State of Washington, General Obligation Bonds, Series 1993A	5.750%	10/01/2012	Aa1	2,820,000	3,002,539
State of Washington, General Obligation Bonds, Series 1993A (Escrowed to Maturity) (c)	5.750%	10/01/2012	AA+	40,000	42,544
Public Utility District No. 1, Douglas County, Washington, Electric Distribution System, Revenue and Refunding Bonds, Series 2004	5.000%	12/01/2017	Aa2	705,000	757,508
Tukwila School District No. 406, King County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2004	5.000%	12/01/2017	Aa2	1,000,000	1,096,730
Public Utility District No. 1, Douglas County, Washington, Electric Distribution System, Revenue and Refunding Bonds, Series 2004	5.000%	12/01/2018	Aa2	740,000	791,289
Bethel School District No. 403, Pierce County, Washington, Unlimited Tax General Obligation Bonds, 2006	5.000%	12/01/2020	Aa2	1,000,000	1,091,210
Public Utility District No. 1 of Franklin County, Washington, Electric Revenue and Refunding Bonds, Series 2007	4.750%	09/01/2022	A	1,000,000	1,044,790
Renton School District No. 403, King County, Washington, Unlimited Tax General Obligation Bonds, 2003	4.625%	12/01/2022	Aa2	2,000,000	2,081,420
Yakima School District No. 7, Yakima County, Washington, Unlimited Tax General Obligation and Refunding Bonds, 2009	4.625%	12/01/2024	Aa3	4,000,000	4,183,000
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2025	AA-	565,000	599,250
The City of Seattle, Washington, Municipal Light and Power Improvement and Refunding Revenue Bonds, 2008	6.000%	04/01/2025	AA-	1,325,000	1,557,021
Bellevue School District No 405, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	4.750%	12/01/2025	AA+	1,000,000	1,075,680
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	5.000%	12/01/2025	AA	2,000,000	2,201,820
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2026	AA-	500,000	527,845
The City of Seattle, Washington, Drainage and Wastewater Revenue Bonds, 2004	4.750%	09/01/2028	Aa1	3,500,000	3,598,595
State of Washington, Various Purpose General Obligation Bonds, Series 2009A	5.000%	07/01/2031	Aa1	1,500,000	1,601,550

					27,340,742

West Virginia (0.46%)
West Virginia University Board of Governors, University Revenue Improvement Bonds, West Virginia University Projections, 2004 Series C	5.000%	10/01/2024	A+	2,500,000	2,647,200

Wisconsin (2.25%)
State of Wisconsin, General Obligation Refunding Bonds of 1993, Series 2	5.125%	11/01/2010	Aa2	2,500,000	2,549,525
City of Madison, Wisconsin, General Obligation Promissory Notes, Series 2005-A	4.000%	10/01/2015	Aaa	630,000	634,347
City of Appleton, Outagamie, Winnebago, and Calumet Counties, Wisconsin, Water System Revenue Refunding Bonds, Series 2001 (Prerefunded to 01-01-2012 @ 100) (c)	5.375%	01/01/2016	NR	1,985,000	2,134,590
City of Sturgeon Bay, Door County, Wisconsin, General Obligation Refunding Bonds	4.750%	10/01/2021	Aa3	545,000	567,934
School District of New Richmond, St. Croix County, Wisconsin, General Obligation Refunding Bonds	4.750%	04/01/2022	Aa2	1,000,000	1,056,610
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2022	Aa2	800,000	874,400

26	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND

FUND SCHEDULE OF INVESTMENTS (continued)

May 31, 2010

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Wisconsin (Cont.)
State of Wisconsin, General Obligation Bonds of 2007, Series B	4.750%	05/01/2023	Aa2	$2,335,000	$2,462,351
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2023	Aa2	300,000	325,746
City of Fond Du Lac, Fond Du Lac County, Wisconsin, Waterworks System Revenue Bonds, Series 2010	5.000%	09/01/2025	A+	1,000,000	1,072,880
State of Wisconsin, General Obligation Bonds of 2008, Series D	6.000%	05/01/2029	Aa2	1,000,000	1,152,760

					12,831,143

Wyoming (0.32%)
City of Cheyenne, Wyoming, Refunding Revenue Water Bonds, Series 2007	5.000%	12/01/2024	AA	1,700,000	1,818,558

Total Long-term Municipal Bonds
(cost $528,979,681)					556,909,105

				Shares	Value
Short-term Investments (2.01%)
JPMorgan Tax Free Money Market Fund				11,481,497	$11,481,497

Total Short-term Investments
(cost $11,481,497)					11,481,497

TOTAL INVESTMENTS (99.60%)
(cost $540,461,178)					568,390,602
OTHER ASSETS, NET OF LIABILITIES (0.40%)					2,299,254

NET ASSETS (100.00%)					$570,689,856

(a)	Ratings are not audited and represent the lower of Moody’s or S&P issuer specific ratings.

(b)	Long-term Municipal Bonds consisted of 8.98% Advanced Refund Bonds, 43.79% General Obligation Bonds and 47.23% Municipal Revenue Bonds.

(c)	Advanced Refund Bonds are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government Agency securities to ensure the timely payment of principal and interest.

(d)	Securities purchased on a “when-issued” basis.

NR - Not Rated

See accompanying notes to financial statements.	27

STATE FARM ASSOCIATES’ FUNDS TRUST

STATEMENTS OF ASSETS AND LIABILITIES

May 31, 2010

(Unaudited)

	Growth Fund	Balanced Fund	Interim Fund	Municipal Bond Fund
Assets
Investments in securities at identified cost	$1,420,666,109	815,879,716	332,934,847	540,461,178

Investments in securities at market value	$2,822,698,853	1,185,494,270	344,253,791	568,390,602
Receivable for:
Dividends and interest	10,204,694	7,048,873	2,571,481	7,418,204
Shares of the Fund sold	3,179,617	1,402,200	771,331	172,740
Prepaid expenses	81,860	33,686	9,384	14,275

Total assets	2,836,165,024	1,193,979,029	347,605,987	575,995,821

Liabilities and Net Assets
Distributions to shareholders	—	—	16,324	394,322
Payable for:
Shares of the Fund redeemed	1,312,095	1,001,941	196,643	40,110
Securities purchased	—	—	—	4,763,142
Due to affiliates	313,382	139,281	44,409	74,733
Accrued liabilities	103,086	48,241	26,613	33,658

Total liabilities	1,728,563	1,189,463	283,989	5,305,965

Net assets applicable to shares outstanding of common stock	$2,834,436,461	1,192,789,566	347,321,998	570,689,856

Fund shares outstanding (no par value, unlimited number of shares authorized)	60,284,730	23,487,820	33,948,423	65,668,077
Net asset value, offering price and redemption price per share	$47.02	50.78	10.23	8.69

Analysis of Net Assets
Paid-in-capital	$1,468,360,959	808,265,083	337,162,366	542,107,052
Accumulated net realized gain (loss)	(68,434,394)	(911,160)	(1,159,312)	653,380
Net unrealized appreciation (depreciation)	1,402,039,876	369,613,900	11,318,944	27,929,424
Undistributed net investment income (loss)	32,470,020	15,821,743	—	—

Net assets applicable to shares outstanding	$2,834,436,461	1,192,789,566	347,321,998	570,689,856

28	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST

STATEMENTS OF OPERATIONS

Six months ended May 31, 2010

(Unaudited)

	Growth Fund	Balanced Fund	Interim Fund	Municipal Bond Fund
Investment Income:
Dividends	$37,410,581	8,615,851	—	—
Interest	1,333	10,326,225	4,627,393	—
Tax-exempt interest	—	—	—	11,547,057

	37,411,914	18,942,076	4,627,393	11,547,057
Less: foreign withholding taxes	(384,067)	(138,370)	—	—

Total investment income	37,027,847	18,803,706	4,627,393	11,547,057
Expenses:
Investment advisory and management fees	1,545,283	670,303	204,243	308,131
Trustees’ fees and expenses	70,467	28,412	8,101	12,917
Reports to shareholders	52,482	22,695	8,447	5,659
Professional fees	45,672	24,059	17,892	21,046
Errors and omissions insurance	28,654	12,361	4,250	6,137
Custodian fees	26,532	6,537	236	3,159
ICI dues	17,127	7,007	2,144	3,403
Regulatory fees	18,775	16,007	15,731	15,059
Fidelity bond expense	4,044	1,743	601	866
Securities valuation fees	834	11,404	2,434	42,228

Total expenses	1,809,870	800,528	264,079	418,605

Net investment income	35,217,977	18,003,178	4,363,314	11,128,452
Realized and unrealized gain (loss):
Net realized gain (loss) on sales of investments	4,300,624	828,654	—	653,380
Net realized gain (loss) on foreign currency transactions	(35,631)	(5,000)	—	—
Change in net unrealized appreciation (depreciation) on investments and foreign currency transactions	(139,541,190)	(32,724,996)	(2,731,523)	57,555

Net realized and unrealized gain (loss) on investments	(135,276,197)	(31,901,342)	(2,731,523)	710,935

Net change in net assets resulting from operations	$(100,058,220)	(13,898,164)	1,631,791	11,839,387

See accompanying notes to financial statements.	29

STATE FARM ASSOCIATES’ FUNDS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Growth Fund
Six months ended May 31, 2010 (Unaudited) and the Year ended November 30, 2009	2010	2009
From operations:
Net investment income	$35,217,977	69,338,454
Net realized gain (loss)	4,264,993	(14,831,996)
Change in net unrealized appreciation or depreciation	(139,541,190)	435,230,096

Net change in net assets resulting from operations	(100,058,220)	489,736,554
Distributions to shareholders from and in excess of:
Net investment income	(33,263,077)	(74,462,134)
Net realized gain	—	—

Total distributions to shareholders	(33,263,077)	(74,462,134)
From Fund share transactions:
Proceeds from shares sold	113,596,339	211,306,627
Reinvestment of distributions	31,723,975	71,034,397

	145,320,314	282,341,024
Less payments for shares redeemed	(158,642,739)	(279,403,305)

Net increase (decrease) in net assets from Fund share transactions	(13,322,425)	2,937,719

Total increase (decrease) in net assets	(146,643,722)	418,212,139

Net assets:
Beginning of period	2,981,080,183	2,562,868,044

End of period*	$2,834,436,461	2,981,080,183

*Including undistributed net investment income (loss)	$32,470,020	30,515,120

Share Information
Sold	2,290,068	5,031,085
Issued in reinvestment of distributions	652,752	1,694,780
Redeemed	(3,216,610)	(6,799,726)

Net increase (decrease)	(273,790)	(73,861)

30	See accompanying notes to financial statements.

Balanced Fund		Interim Fund		Municipal Bond Fund
2010	2009	2010	2009	2010	2009

18,003,178	37,346,422	4,363,314	9,309,331	11,128,452	22,028,631
823,654	(1,732,402)	—	—	653,380	1,294,555
(32,724,996)	130,121,452	(2,731,523)	173,385	57,555	31,941,415

(13,898,164)	165,735,472	1,631,791	9,482,716	11,839,387	55,264,601

(18,494,410)	(40,161,602)	(4,363,314)	(9,309,331)	(11,128,452)	(22,028,631)
—	(1,640)	—	—	(1,294,555)	(1,196,406)

(18,494,410)	(40,163,242)	(4,363,314)	(9,309,331)	(12,423,007)	(23,225,037)

71,916,036	113,522,613	53,847,439	143,620,020	29,872,413	44,767,820
17,707,514	38,353,918	4,214,328	8,993,614	9,725,460	18,077,412

89,623,550	151,876,531	58,061,767	152,613,634	39,597,873	62,845,232
(67,126,274)	(127,575,283)	(56,331,816)	(133,220,272)	(12,863,675)	(28,978,868)

22,497,276	24,301,248	1,729,951	19,393,362	26,734,198	33,866,364

(9,895,298)	149,873,478	(1,001,572)	19,566,747	26,150,578	65,905,928

1,202,684,864	1,052,811,386	348,323,570	328,756,823	544,539,278	478,633,350

1,192,789,566	1,202,684,864	347,321,998	348,323,570	570,689,856	544,539,278

15,821,743	16,312,975	—	—	—	—

1,382,073	2,406,536	5,270,275	13,980,778	3,441,160	5,219,685
345,445	822,880	412,751	876,204	1,123,276	2,113,724
(1,294,203)	(2,748,790)	(5,515,846)	(12,987,350)	(1,485,547)	(3,401,958)

433,315	480,626	167,180	1,869,632	3,078,889	3,931,451

See accompanying notes to financial statements.	31

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1.	Investment Objective

The State Farm Associates’ Funds Trust (the “Trust”) has four separate investment portfolios (each a “Fund” and together, the “Funds”). Each Fund has its own investment objective, investment policies, restrictions, and attendant risks.

The State Farm Growth Fund (the “Growth Fund”) seeks long-term growth of capital which may be supplemented by income. The Growth Fund seeks to achieve this objective by investing at least 80% of its assets in common stocks and other income producing equity securities.

The State Farm Balanced Fund (the “Balanced Fund”) seeks long-term growth of principal while providing some current income. The Balanced Fund seeks to achieve its objective by investing approximately 60% of its assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of total assets. The Balanced Fund ordinarily invests at least 25% of its total assets in fixed income securities. The Balanced Fund invests in fixed income securities to provide relative stability of principal and income.

The State Farm Interim Fund (the “Interim Fund”) seeks the realization over a period of years of the highest yield consistent with relatively low price volatility. The Interim Fund seeks to achieve its investment objective through investment in high quality debt securities with short and intermediate-term maturities.

The State Farm Municipal Bond Fund (the “Municipal Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Municipal Bond Fund seeks to achieve its investment objective through investment primarily in a diversified selection of municipal bonds with maturities of one to seventeen years. The Municipal Bond Fund normally invests so that either (1) at least 80% of the Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities valuation

Investments are valued pursuant to valuation procedures approved by the Trust’s Board of Trustees. Valuations under these procedures reflect the fair value of the investments.

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - quoted prices (unadjusted) in active markets for identical securities

•

Level 2 - significant other observable inputs (other than quoted prices included within Level 1), such as quoted prices for similar securities and interest rates, prepayment speeds, credit risk, etc., on fixed income securities

•	Level 3 - significant unobservable inputs (including SFIMC’s own assumptions in determining the fair value of a Fund’s investments)

Stocks traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. Short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis, which approximates market value. Short sales are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are generally valued at the closing values of such securities on the respective exchange where each security is primarily traded. State Farm Investment Management Corp. (“SFIMC”), the Trust’s investment adviser, may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated. Such events might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indexes. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC will determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL (Unaudited) STATEMENTS (continued)

(Unaudited)

a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets as of May 31, 2010:

		Investments in Securities
Fund	Level 1	Level 2	Level 3	Total
Growth Fund
Common Stocks (a)	$2,781,048,658	$—	$—	$2,781,048,658
Short-term Investments	41,650,195	—	—	41,650,195
Balanced Fund
Common Stocks (a)	650,670,434	142,800	—	650,813,234
Corporate Bonds		223,622,675	—	223,622,675
Foreign Government Bonds		2,815,208	—	2,815,208
Government Agencies		1,145,735	—	1,145,735
U.S. Treasury Obligations		240,205,669	—	240,205,669
Short-term Investments	66,891,749		—	66,891,749
Interim Fund
Corporate Bonds	—	85,881,611	—	85,881,611
U.S. Treasury Obligations	—	209,427,820	—	209,427,820
Short-term Investments	48,944,360	—	—	48,944,360
Municipal Bond Fund
Municipal Bonds	—	556,909,105	—	556,909,105
Short-term Investments	11,481,497	—	—	11,481,497

(a) Industry classification is disclosed in the Schedule of Investments.

The Funds did not hold any Level 3 securities or other financial instruments as of November 30, 2009 or for the period ended May 31, 2010.

Securities transactions and investment income

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, and includes amortization of premiums and discounts on fixed income securities. Realized gains and losses from security transactions are reported on an identified cost basis.

Securities purchased on a “when-issued” basis

The Municipal Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Municipal Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At May 31, 2010, the Municipal Bond Fund had commitments of $3,744,679 (representing 0.66% of net assets) for when-issued securities.

Fund share valuation

Fund shares are sold and redeemed on a continuous basis at net asset value. The net asset value per share is determined daily on each day the New York Stock Exchange is open, except that a Fund need not compute a net asset value on any day when no purchase or redemption order has been received by the Fund. The net asset values are determined as of the close of regular session trading on the New York Stock Exchange (usually 3:00 p.m. Central time). The net asset value per share is computed by dividing the total value of a Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Federal income taxes, dividends and distributions to shareholders

It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments, reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of November 30, 2009, the Trust’s management completed a review of tax positions taken by the Funds and determined that no tax liability was required for unrecognized tax benefits, and no additional disclosures were needed. Generally, the tax authorities can initiate examinations of tax returns within the three year period beginning on the date such returns are filed. As a result, some tax returns are still open and subject to examination.

As of May 31, 2010, aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes for each Fund were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Growth Fund	$1,420,666,109	$1,490,562,936	$(88,530,192)	$1,402,032,744
Balanced Fund	815,862,041	390,351,916	(20,719,687)	369,632,229
Interim Fund	332,934,847	11,318,944	—	11,318,944
Municipal Bond Fund	540,461,178	28,023,568	(94,144)	27,929,424

The differences between the cost of investments for federal income tax purposes and the cost of investments reflected on the Statements of Assets and Liabilities and Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

The Interim Fund and Municipal Bond Fund declare dividends daily equal to each Fund’s respective net investment income, and distributions of such amounts are made on the last business day of each month.

Net realized gains on sales of investments, if any, are distributed annually after the close of a Fund’s fiscal year. Dividends and distributions payable to shareholders are recorded by the respective Fund on the ex-dividend date.

On June 30, 2010, the Growth Fund declared an ordinary income dividend of $0.55 per share to shareholders of record on June 29, 2010 (reinvestment date June 30, 2010).

On June 30, 2010, the Balanced Fund declared an ordinary income dividend of $0.73 per share to shareholders of record on June 29, 2010 (reinvestment date June 30, 2010).

As of November 30, 2009, the Funds’ most recent fiscal year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

Expiration year	Growth Fund	Balanced Fund	Interim Fund
2010	$—	$—	$399,032
2012	—	—	234,320
2013	—	—	375,020
2014	—	—	61,482
2015	—	—	89,458
2016	57,736,115	—	—
2017	14,963,272	1,734,814	—

Total:	$72,699,387	$1,734,814	1,159,312

The Interim Fund had a capital loss carryover of $1,179,218 that expired in 2009 and was reclassified from accumulated net realized gain (loss) to paid in capital on the November 30, 2009, Statement of Assets and Liabilities.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

As of November 30, 2009, in accordance with federal tax regulations, the components of distributable earnings on a tax basis were as follows:

	Growth Fund	Balanced Fund	Interim Fund	Municipal Bond Fund
Undistributed ordinary income	$30,515,120	$16,284,373	$—	$46,017
Undistributed long-term gain	—	—	—	1,248,538
Accumulated capital and other losses	(72,699,387)	(1,734,814)	(1,159,312)	—
Unrealized appreciation (depreciation)	1,541,581,066	402,367,498	14,050,467	27,871,869

Total	$1,499,396,799	$416,917,057	$12,891,155	$29,166,424

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal income tax regulations which may differ from GAAP. These differences may be primarily due to differing treatment for futures contracts, the recognition of net realized losses, the timing of fund distributions, expiring capital loss carryovers, and foreign currency transactions. As a result, net investment income and net realized gain or loss on investment transactions for a reporting period may differ from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain capital accounts without impacting its net asset value.

For the year ended November 30, 2009, these reclassifications were as follows:

Fund	Paid in Capital	Accumulated Net Realized Gain (Loss)	Undistributed (Accumulated) Net Investment Income (Loss)
Growth Fund	$—	$(131,276)	$131,276
Balanced Fund	—	(2,412)	2,412
Interim Fund	(1,179,218)	1,179,218	—

The tax character of distributions for the Municipal Bond Fund (including distributions declared but not yet paid) was as follows for the year ended November 30, 2009:

2009	Tax-Exempt Income	Ordinary Income	Long-term Capital Gain	Total
Municipal Bond Fund	$22,028,631	$28,716	$1,167,690	$23,225,037

For the remaining Funds, the tax distributions of ordinary income and long-term capital gains were the same as the distributions from net investment income and capital gains reflected in the Statements of Changes in Net Assets for the year ended November 30, 2009.

Foreign currency translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at May 31, 2010. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Common Trust expenses are allocated between the Funds in proportion to each Fund’s relative net assets.

Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Commitments and contingencies

In the normal course of business, the Trust enters into contracts on behalf of the Funds that may contain provisions for general indemnifications. Each Fund’s maximum exposure under these indemnification provisions is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on past experience, the Funds believe the risk of loss from these indemnification provisions is improbable.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Subsequent events

The Trust’s management has evaluated all subsequent events through the date that the financial statements were issued.

3.	Transactions with affiliates

The Trust has entered into an investment advisory and management services agreement with SFIMC pursuant to which each Fund pays SFIMC an annual fee (computed on a daily basis and paid monthly) at the following rates:

Growth Fund	0.20% of the first $100 million of average net assets
0.15% of the next $100 million of average net assets
0.10% of the average net assets in excess of $200 million

Balanced	0.20% of the first $100 million of average net assets
0.15% of the next $100 million of average net assets
0.10% of the average net assets in excess of $200 million

Interim Fund	0.20% of the first $50 million of average net assets
0.15% of the next $50 million of average net assets
0.10% of the average net assets in excess of $100 million

Municipal Bond Fund	0.20% of the first $50 million of average net assets
0.15% of the next $50 million of average net assets
0.10% of the average net assets in excess of $100 million

The Funds do not pay any direct or indirect discount, commission or other compensation for transfer agent services provided by SFIMC or for distribution and underwriting services provided by State Farm VP Management Corp.

Certain officers and/or trustees of the Trust are also officers and/or directors of SFIMC. The Trust made no payments to its officers or trustees except for trustees’ fees paid to or accrued for the Trust’s independent trustees.

Expense Reduction Agreement

SFIMC has agreed to reimburse a Fund if, and to the extent, a Fund’s total annual operating expenses exceed 0.40% of the Fund’s average net assets.

4.	Investment transactions

Investment transactions (exclusive of short-term instruments) for the six months ended May 31, 2010:

Growth Fund
Purchases	$15,713,926
Proceeds from sales	9,262,376
Balanced Fund
Purchases	69,736,274
Proceeds from sales	22,831,169
Interim Fund
Purchases	—
Proceeds from sales	25,000,000
Municipal Bond Fund
Purchases	54,948,657
Proceeds from sales	31,360,214

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund for the past five years. Certain information reflects financial results for a single Fund share. The total returns within each table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

(For a share outstanding throughout each period)

			Year ended November 30,
	Six months ended May 31, 2010 (Unaudited)		2009	2008	2007	2006	2005
Net asset value, beginning of period	$49.23		$42.27	63.49	56.98	50.06	47.79

Income from Investment Operations
Net investment income (a)	0.58		1.14	1.29	1.20	1.10	0.94
Net gain (loss) on investments (both realized and unrealized)	(2.24)		7.05	(19.12)	6.48	6.83	2.37

Total from investment operations	(1.66)		8.19	(17.83)	7.68	7.93	3.31

Less Distributions
Net investment income	(0.55)		(1.23)	(1.31)	(1.17)	(1.01)	(1.04)
Net realized gain	—		—	(2.08)	—	—	—

Total distributions	(0.55)		(1.23)	(3.39)	(1.17)	(1.01)	(1.04)

Net asset value, end of period	$47.02		$49.23	42.27	63.49	56.98	50.06

Total Return	(3.41	)%(b)	19.92%	(29.57)%	13.65%	16.07%	7.04%

Ratios/Supplemental Data
Net assets, end of period (millions)	$2,834.4		$2,981.1	2,562.9	3,801.4	3,447.9	3,071.1

Average net asset ratios
Expenses	0.12	%(c)	0.13%	0.12%	0.12%	0.12%	0.12%
Net investment income	2.39	%(c)	2.71%	2.35%	2.00%	2.07%	1.93%

Portfolio turnover rate	1	%(c)	1%	2%	4%	2%	1%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	Determined on an annualized basis.

See accompanying notes to financial statements.	37

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

(For a share outstanding throughout each period)

			Year ended November 30,
	Six months ended May 31, 2010 (Unaudited)		2009	2008	2007	2006	2005

Net asset value, beginning of period	$52.17		$46.64	60.45	55.94	51.07	50.30

Income from Investment Operations
Net investment income (a)	0.77		1.64	1.83	1.76	1.66	1.53
Net gain (loss) on investments (both realized and unrealized)	(1.36)		5.67	(12.05)	4.52	4.78	0.82

Total from investment operations	(0.59)		7.31	(10.22)	6.28	6.44	2.35

Less Distributions
Net investment income	(0.80)		(1.78)	(1.85)	(1.72)	(1.57)	(1.58)
Net realized gain (b)	—		—	(1.74)	(0.05)	—	—

Total distributions	(0.80)		(1.78)	(3.59)	(1.77)	(1.57)	(1.58)

Net asset value, end of period	$50.78		$52.17	46.64	60.45	55.94	51.07

Total Return	(1.14	)%(c)	16.17%	(17.88)%	11.49%	12.91%	4.79	%(d)

Ratios/Supplemental Data
Net assets, end of period (millions)	$1,192.8		$1,202.7	1,052.8	1,339.6	1,234.5	1,124.1

Average net asset ratios
Expenses	0.13	%(e)	0.14%	0.13%	0.13%	0.13%	0.14%
Net investment income	3.02	%(e)	3.48%	3.36%	3.06%	3.13%	3.04%

Portfolio turnover rate	4	%(e)	1%	4%	9%	4%	3%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Distributions represent less than $0.01 per share for the year ended November 30, 2009.

(c)	Total return is not annualized for periods that are less than a full year.

(d)	Based upon net asset value of $50.30, as of November 30, 2004 (as calculated for financial reporting purposes, taking into account transactions that occurred on November 30, 2004). For shareholder subscriptions and redemptions on November 30, 2004, the net asset value was $50.31, which caused the total returns for the year ended November 30, 2005 to be equivalent to 4.76%.

(e)	Determined on an annualized basis.

38	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

(For a share outstanding throughout each period)

			Year ended November 30,
	Six months ended May 31, 2010 (Unaudited)		2009	2008	2007	2006	2005

Net asset value, beginning of period	$10.31		$10.30	9.94	9.64	9.59	9.81

Income from Investment Operations
Net investment income	0.13		0.28	0.33	0.37	0.35	0.35
Net gain (loss) on investments (both realized and unrealized)	(0.08)		0.01	0.36	0.30	0.05	(0.22)

Total from investment operations	0.05		0.29	0.69	0.67	0.40	0.13

Less Distributions
Net investment income	(0.13)		(0.28)	(0.33)	(0.37)	(0.35)	(0.35)
Total distributions	(0.13)		(0.28)	(0.33)	(0.37)	(0.35)	(0.35)

Net asset value, end of period	$10.23		$10.31	10.30	9.94	9.64	9.59

Total Return	0.50	%(a)	2.81%	7.09%	7.13%	4.30%	1.34%

Ratios/Supplemental Data
Net assets, end of period (millions)	$347.3		$348.3	328.8	226.7	181.1	185.5

Average net asset ratios
Expenses	0.16	%(b)	0.16%	0.17%	0.18%	0.19%	0.19%
Net investment income	2.61	%(b)	2.68%	3.28%	3.83%	3.71%	3.06%
Portfolio turnover rate	0	%(b)	11%	16%	18%	15%	11%

(a)	Total return is not annualized for periods that are less than a full year.

(b)	Determined on an annualized basis.

See accompanying notes to financial statements.	39

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

(For a share outstanding throughout each period)

			Year ended November 30,
	Six months ended May 31, 2010 (Unaudited)		2009	2008	2007	2006	2005

Net asset value, beginning of period	$8.70		$8.16	8.43	8.48	8.47	8.65

Income from Investment Operations
Net investment income	0.17		0.37	0.36	0.37	0.38	0.38
Net gain (loss) on investments (both realized and unrealized)	0.01		0.56	(0.25)	(0.05)	0.01	(0.18)

Total from investment operations	0.18		0.93	0.11	0.32	0.39	0.20

Less Distributions
Net investment income	(0.17)		(0.37)	(0.36)	(0.37)	(0.38)	(0.38)
Net realized gain (a)	(0.02)		(0.02)	(0.02)	—	—	—

Total distributions	(0.19)		(0.39)	(0.38)	(0.37)	(0.38)	(0.38)

Net asset value, end of period	$8.69		$8.70	8.16	8.43	8.48	8.47

Total Return	2.15	%(b)	11.53%	1.30%	3.91%	4.73%	2.33%

Ratios/Supplemental Data
Net assets, end of period (millions)	$570.7		$544.5	478.6	465.7	450.8	444.8

Average net asset ratios
Expenses	0.15	%(c)	0.16%	0.15%	0.15%	0.15%	0.15%
Net investment income	4.10	%(c)	4.27%	4.35%	4.41%	4.46%	4.41%
Portfolio turnover rate	12	%(c)	9%	16%	13%	6%	5%

(a)	Distributions represent less than $0.01 per share for the years ended November 30, 2007 and November 30, 2006.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	Determined on an annualized basis.

40	See accompanying notes to financial statements.

P.O. Box 219548
Kansas City, MO 64121-9548

U.S. POSTAGE
PAID
LANCASTER, PA
PERMIT NO. 1275

FORWARDING SERVICE REQUESTED

PRESORTED STANDARD

Not FDIC Insured	• May Lose Value • No Bank Guarantee

There is no assurance that the Funds will achieve their investment objectives. Investment return and principal value will fluctuate and Fund shares, when redeemed, may be worth more or less than their original cost. State Farm Mutual Funds are not insurance products.

State Farm VP Management Corp.
(Underwriter and Distributor of Securities Products)
One State Farm Plaza
Bloomington, Illinois 61710-0001
1-800-447-0740

statefarm.com®

7-2010

190-4059.11-CH AP2010/06/0922 Printed in U.S.A.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a) The information required by this Item 6(a) is included as part of the report to shareholders under Item 1 of this Form N-CSR.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the State Farm Associates’ Funds Trust Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) Certification of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-14(b) or 240.15d-14(b))(as applicable), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350): Attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Associates’ Funds Trust

BY	/S/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President

Date July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY	/S/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President

Date July 23, 2010

BY	/S/ MICHAEL L. TIPSORD
Michael L. Tipsord
Senior Vice President and Treasurer

Date July 23, 2010